================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-7440

                               -----------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, PRESIDENT AND GENERAL COUNSEL
                   DIMENSIONAL EMERGING MARKETS VALUE FUND,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31
                    DATE OF REPORTING PERIOD: JULY 31, 2017

================================================================================

ITEM 1.  SCHEDULE OF INVESTMENTS.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                                   FORM N-Q
                                 July 31, 2017
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
   Organization
   Security Valuation
   Financial Instruments
   Federal Tax Cost
   Subsequent Event Evaluations

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments
-----------------------

Investment Abbreviations

ADR     American Depositary Receipt
GDR     Global Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes

+    See Security Valuation Note within the Notes to Schedules of Investments.
++ Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
@    Security purchased with cash proceeds from Securities on Loan.
^^   See Federal Tax Cost Note within the Notes to Schedules of Investments.
--   Amounts designated as -- are either zero or rounded to zero.
(S)  Affiliated Fund.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- ------------
COMMON STOCKS -- (93.6%)

BRAZIL -- (4.3%)
*   Aliansce Shopping Centers SA                           796,814 $  4,292,807
*   B2W Cia Digital                                        313,484    1,337,033
    B3 SA - Brasil Bolsa Balcao                          1,710,130   11,236,893
    Banco Alfa de Investimento SA                           55,600       83,088
    Banco do Brasil SA                                  10,075,902   92,734,423
    Banco Santander Brasil SA(B4V5RY4)                     520,689    4,259,553
    Banco Santander Brasil SA(05967A107)                    52,100      423,573
*   Brasil Brokers Participacoes SA                      1,311,600      471,080
    BrasilAgro - Co. Brasileira de Propriedades
      Agricolas                                             80,384      305,466
    BTG Pactual Group                                      458,033    2,298,723
*   Cia Siderurgica Nacional SA                          3,185,998    7,785,305
*   Cosan Logistica SA                                      10,200       24,598
    Cosan SA Industria e Comercio                          906,702   10,496,558
    Cyrela Brazil Realty SA Empreendimentos
      e Participacoes                                    3,676,417   14,430,498
    Direcional Engenharia SA                             1,684,061    3,062,076
    Duratex SA                                           4,102,626   10,419,869
    Embraer SA                                           1,678,162    8,486,736
    Embraer SA Sponsored ADR                               905,586   18,356,228
    Estacio Participacoes SA                               287,131    1,878,388
*   Eternit SA                                             553,002      228,766
*   Even Construtora e Incorporadora SA                  4,253,130    6,246,680
    Ez Tec Empreendimentos e Participacoes SA            1,301,726    8,173,486
    Fibria Celulose SA                                   1,250,710   13,267,749
    Fibria Celulose SA Sponsored ADR                     2,604,002   27,524,301
    GAEC Educacao SA                                         8,700       47,401
#   Gafisa SA ADR                                          169,012    1,279,419
    Gerdau SA                                            1,798,963    6,132,402
    Gerdau SA Sponsored ADR                             12,742,387   42,941,844
    Guararapes Confeccoes SA                                60,000    2,018,183
*   Helbor Empreendimentos SA                            1,782,686    1,280,554
*   International Meal Co. Alimentacao SA                  496,100    1,193,179
    Iochpe Maxion SA                                     1,688,293    9,138,931
    JBS SA                                              12,439,175   30,715,490
*   JHSF Participacoes SA                                1,382,074      811,068
*   Kepler Weber SA                                         12,200       92,683
    Kroton Educacional SA                               11,250,514   54,406,257
    Magnesita Refratarios SA                               643,250    7,199,136
*   Marisa Lojas SA                                         18,900       35,759
*   Mills Estruturas e Servicos de Engenharia SA           627,446      800,819
    MRV Engenharia e Participacoes SA                    5,585,557   25,667,751
*   Paranapanema SA                                      3,043,343    1,581,033
*   Petro Rio SA                                            15,800      189,599
*   Petroleo Brasileiro SA                               6,091,883   26,959,124
*   Petroleo Brasileiro SA Sponsored ADR                14,614,044  128,749,728
    Porto Seguro SA                                        613,581    6,198,086
*   Profarma Distribuidora de Produtos Farmaceuticos SA     51,700      130,811
    QGEP Participacoes SA                                1,510,966    3,527,453
*   Rodobens Negocios Imobiliarios SA                      208,475      367,030
*   Santos Brasil Participacoes SA                       1,106,000      751,910
    Sao Carlos Empreendimentos e Participacoes SA           56,800      624,038
    SLC Agricola SA                                        941,091    6,566,979

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
BRAZIL -- (Continued)
*   Springs Global Participacoes SA                         33,400 $    109,679
    Sul America SA                                       2,156,138   12,134,694
    Technos SA                                              39,400       52,561
*   Tecnisa SA                                           2,788,814    2,092,717
*   TPI - Triunfo Participacoes e Investimentos SA         459,400      595,179
    Tupy SA                                                292,187    1,386,749
*   Usinas Siderurgicas de Minas Gerais SA                 524,300    1,746,910
    Vale SA                                              5,704,276   57,255,869
#   Vale SA Sponsored ADR                               15,830,150  158,776,405
    Valid Solucoes e Servicos de Seguranca em Meios
      de Pagamento e Identificacao SA                       15,290       82,718
    Via Varejo SA(B7VY430)                                 167,924      315,563
    Via Varejo SA(BGSHPP4)                                 918,059    4,236,493
                                                                   ------------
TOTAL BRAZIL                                                        846,016,081
                                                                   ------------
CHILE -- (1.4%)
    Besalco SA                                             512,877      520,936
    CAP SA                                                 938,489    9,893,426
    Cementos BIO BIO SA                                    665,307      855,682
    Cencosud SA                                         11,043,156   31,433,881
*   Cia Sud Americana de Vapores SA                     73,319,581    3,402,000
    Cristalerias de Chile SA                               264,624    2,761,185
    Embotelladora Andina SA Class A ADR                      2,797       68,974
    Empresa Nacional de Telecomunicaciones SA              105,838    1,205,151
    Empresas CMPC SA                                    16,473,629   42,084,710
    Empresas COPEC SA                                    2,936,259   35,815,862
    Empresas Hites SA                                    1,868,082    2,156,176
*   Empresas La Polar SA                                 4,876,889      550,666
    Enel Americas SA                                    10,922,839    2,205,782
    Enel Americas SA ADR                                 3,841,992   38,419,920
    Enel Chile SA                                        4,097,602   22,413,883
    Grupo Security SA                                    1,303,553      493,504
    Inversiones Aguas Metropolitanas SA                  4,866,454    8,500,324
    Itau CorpBanca(BYT25P4)                            638,843,118    6,056,224
#   Itau CorpBanca(45033E105)                                3,677       53,316
    Latam Airlines Group SA                              2,156,062   25,330,302
    Latam Airlines Group SA Sponsored ADR                1,200,157   14,077,842
*   Masisa SA                                           42,796,911    3,194,340
    PAZ Corp. SA                                         2,189,657    2,608,219
    Ripley Corp. SA                                     12,474,248   10,654,531
    Salfacorp SA                                         3,197,223    4,216,778
    Sigdo Koppers SA                                        87,684      133,590
    Sociedad Matriz SAAM SA                             53,259,843    5,692,448
    Socovesa SA                                          5,821,469    3,055,019
    Vina Concha y Toro SA                                  775,167    1,249,019
                                                                   ------------
TOTAL CHILE                                                         279,103,690
                                                                   ------------
CHINA -- (16.5%)
    361 Degrees International, Ltd.                      7,701,000    2,709,297
*   A8 New Media Group, Ltd.                               348,000       19,813
#   Agile Group Holdings, Ltd.                          19,338,999   22,991,477
    Agricultural Bank of China, Ltd. Class H           198,741,000   92,701,196
    Air China, Ltd. Class H                              1,386,000    1,249,989

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
    Ajisen China Holdings, Ltd.                          1,120,000 $    484,096
*   Aluminum Corp. of China, Ltd. ADR                       29,727      469,687
    AMVIG Holdings, Ltd.                                 5,381,100    1,564,573
#   Angang Steel Co., Ltd. Class H                       7,634,640    6,187,511
    Anhui Conch Cement Co., Ltd. Class H                   862,500    3,186,337
#*  Anton Oilfield Services Group                        5,808,000      556,869
*   Anxin-China Holdings, Ltd.                           6,152,000       56,867
    Asia Cement China Holdings Corp.                     6,539,000    2,208,356
#*  Asian Citrus Holdings, Ltd.                          4,633,000       66,730
    AVIC International Holdings, Ltd. Class H            3,256,000    1,670,590
#   BAIC Motor Corp., Ltd. Class H                       2,895,500    2,603,051
    Bank of China, Ltd. Class H                        503,530,817  247,642,745
    Bank of Chongqing Co., Ltd. Class H                  1,583,500    1,372,065
    Bank of Communications Co., Ltd. Class H            48,451,574   35,838,986
*   Baoye Group Co., Ltd. Class H                        2,865,120    2,221,237
    BBMG Corp. Class H                                  14,242,000    7,169,569
#   Beijing Capital Land, Ltd. Class H                   9,861,060    5,197,241
    Beijing Enterprises Holdings, Ltd.                   3,308,000   17,555,690
    Beijing North Star Co., Ltd. Class H                 2,986,000    1,210,851
*   Beijing Properties Holdings, Ltd.                      456,000       21,582
#*  Boer Power Holdings, Ltd.                            1,115,000      326,693
    Bosideng International Holdings, Ltd.               11,572,000    1,021,448
#*  Boyaa Interactive International, Ltd.                  449,000      184,264
*   C C Land Holdings, Ltd.                             25,992,429    5,917,946
    Cabbeen Fashion, Ltd.                                  199,000       54,728
*   Capital Environment Holdings, Ltd.                     848,000       32,537
    Carrianna Group Holdings Co., Ltd.                   3,880,391      456,885
    CECEP COSTIN New Materials Group, Ltd.                 132,000        1,901
*   Central China Real Estate, Ltd.                      8,878,350    2,670,083
*   Century Sunshine Group Holdings, Ltd.               14,780,000      511,443
#*  CGN Meiya Power Holdings Co., Ltd.                  10,562,000    1,526,952
    Changshouhua Food Co., Ltd.                             91,000       45,389
    Chaowei Power Holdings, Ltd.                         2,231,000    1,264,169
*   Chigo Holding, Ltd.                                 35,856,000      449,761
#   China Aerospace International Holdings, Ltd.        24,220,000    3,097,836
    China Agri-Industries Holdings, Ltd.                17,758,500    7,949,423
    China Aoyuan Property Group, Ltd.                   14,564,000    6,236,863
    China BlueChemical, Ltd. Class H                    10,986,878    3,095,688
    China Cinda Asset Management Co., Ltd. Class H     104,394,000   43,376,410
    China CITIC Bank Corp., Ltd. Class H                45,493,112   29,488,084
#   China Coal Energy Co., Ltd. Class H                 15,212,000    7,508,928
    China Communications Construction Co., Ltd.
      Class H                                           17,813,327   23,725,234
    China Communications Services Corp., Ltd. Class H   20,989,071   11,400,622
    China Construction Bank Corp. Class H              692,941,101  575,359,000
    China Dongxiang Group Co., Ltd.                     12,770,000    2,368,918
    China Electronics Optics Valley Union Holding
      Co., Ltd.                                            436,000       39,042
*   China Environmental Technology and Bioenergy
      Holdings, Ltd.                                       690,000       18,185
    China Everbright Bank Co., Ltd. Class H             17,214,000    8,346,408
    China Everbright, Ltd.                               6,701,869   15,262,659
*   China Fiber Optic Network System Group, Ltd.         3,598,000      120,919
    China Financial Services Holdings, Ltd.              1,884,000      166,355
    China Foods, Ltd.                                    3,304,000    1,521,033
*   China Glass Holdings, Ltd.                           7,390,000      680,613

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
    China Greenfresh Group Co., Ltd.                     1,540,000 $    289,726
#*  China Harmony New Energy Auto Holding, Ltd.          5,399,000    2,601,074
*   China High Precision Automation Group, Ltd.            429,000       12,564
#   China High Speed Transmission Equipment Group
      Co., Ltd.                                          1,332,000    1,438,190
#   China Hongqiao Group, Ltd.                          10,475,000    7,091,023
#   China Huarong Asset Management Co., Ltd. Class H    16,910,000    6,903,583
*   China Huiyuan Juice Group, Ltd.                      4,798,483    1,491,800
# China International Capital Corp., Ltd. Class H 1,045,200 1,663,040 China International Marine Containers Group Co.,
      Ltd. Class H                                         408,700      854,225
*   China ITS Holdings Co., Ltd.                         5,486,147      421,304
    China Jinmao Holdings Group, Ltd.                   44,618,580   20,711,035
    China Lesso Group Holdings, Ltd.                     1,149,000      809,801
*   China Longevity Group Co., Ltd.                      1,152,649       37,926
    China Merchants Bank Co., Ltd. Class H                 361,500    1,186,999
#   China Merchants Land, Ltd.                          11,776,000    2,512,910
    China Merchants Port Holdings Co., Ltd.              8,569,333   26,902,108
    China Minsheng Banking Corp., Ltd. Class H          21,146,000   21,251,917
    China Mobile, Ltd.                                     699,500    7,477,059
    China Mobile, Ltd. Sponsored ADR                        44,484    2,376,780
#   China National Building Material Co., Ltd. Class H  33,680,000   20,545,839
    China National Materials Co., Ltd. Class H          14,683,000    5,951,758
*   China New Town Development Co., Ltd.                11,705,522      509,484
#*  China Ocean Resources Co., Ltd.                        992,968      665,498
    China Oil & Gas Group, Ltd.                          4,000,000      276,319
    China Oilfield Services, Ltd. Class H                8,572,000    7,303,326
    China Oriental Group Co., Ltd.                         272,000      146,086
    China Overseas Grand Oceans Group, Ltd.              6,641,000    3,892,311
    China Overseas Land & Investment, Ltd.              24,528,000   83,095,669
#   China Petroleum & Chemical Corp. ADR                 1,186,244   90,379,915
    China Petroleum & Chemical Corp. Class H           119,137,575   90,314,360
*   China Properties Group, Ltd.                         5,232,000    1,317,783
    China Railway Construction Corp., Ltd. Class H      15,919,514   21,010,648
    China Railway Group, Ltd. Class H                   11,712,000    9,306,836
*   China Rare Earth Holdings, Ltd.                      9,214,600      706,044
    China Reinsurance Group Corp. Class H                8,452,000    1,978,534
    China Resources Cement Holdings, Ltd.               14,666,000    8,724,283
    China Resources Land, Ltd.                          21,134,000   67,817,044
*   China Rundong Auto Group, Ltd.                          22,000       11,870
*   China Saite Group Co., Ltd.                          1,820,000      135,000
    China Sanjiang Fine Chemicals Co., Ltd.              2,648,000      835,962
    China SCE Property Holdings, Ltd.                   13,927,000    6,809,695
    China Shenhua Energy Co., Ltd. Class H              20,255,500   50,383,954
    China Shineway Pharmaceutical Group, Ltd.              430,000      430,122
#   China Silver Group, Ltd.                             1,762,000      324,737
#   China Singyes Solar Technologies Holdings, Ltd.      6,729,200    2,555,459
#   China South City Holdings, Ltd.                     22,458,000    4,883,491
    China Starch Holdings, Ltd.                         28,505,000      856,862
    China Sunshine Paper Holdings Co., Ltd.                330,500       89,252
*   China Taifeng Beddings Holdings, Ltd.                  640,000       16,592
    China Taiping Insurance Holdings Co., Ltd.           1,752,800    5,263,265
#   China Travel International Investment Hong Kong,
      Ltd.                                              26,077,631    7,743,999
#*  China Unicom Hong Kong, Ltd. ADR                     7,214,458  105,186,798
*   China Vanadium Titano - Magnetite Mining Co., Ltd.     515,000       20,419

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    China Vast Industrial Urban Development Co., Ltd.       164,000 $    65,241
    China XLX Fertiliser, Ltd.                              240,000      63,386
#*  China Yurun Food Group, Ltd.                          6,534,000     844,541
    China ZhengTong Auto Services Holdings, Ltd.          9,605,000   9,475,229
#   China Zhongwang Holdings, Ltd.                       18,952,154   9,430,800
    Chongqing Machinery & Electric Co., Ltd. Class H     12,776,000   1,649,896
    Chongqing Rural Commercial Bank Co., Ltd. Class H    20,425,000  15,049,311
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd.                                      1,188,000     155,009
    Chu Kong Shipping Enterprise Group Co., Ltd.            344,000      84,908
    CIFI Holdings Group Co., Ltd.                         9,780,000   5,565,069
#*  CIMC Enric Holdings, Ltd.                               442,000     316,338
*   CITIC Dameng Holdings, Ltd.                           1,221,000      72,613
#   CITIC Resources Holdings, Ltd.                        5,946,000     669,168
    CITIC Securities Co., Ltd. Class H                      232,500     471,382
    CITIC, Ltd.                                          25,564,483  38,842,163
    Clear Media, Ltd.                                       113,000     133,146
    CNOOC, Ltd.                                          78,419,000  87,771,601
#   CNOOC, Ltd. Sponsored ADR                               196,286  22,072,361
    Comba Telecom Systems Holdings, Ltd.                  9,448,683   1,294,762
*   Comtec Solar Systems Group, Ltd.                      4,588,000     167,482
    Concord New Energy Group, Ltd.                       33,610,000   1,439,355
*   Coolpad Group, Ltd.                                   5,720,600     400,442
    COSCO SHIPPING Energy Transportation Co., Ltd.
      Class H                                             3,018,000   1,697,610
#   COSCO SHIPPING International Hong Kong Co., Ltd.      5,650,000   2,386,316
    COSCO SHIPPING Ports, Ltd.                           15,909,202  19,459,878
*   Coslight Technology International Group Co., Ltd.     1,700,000     763,645
    Country Garden Holdings Co., Ltd.                        15,800      22,059
#   CPMC Holdings, Ltd.                                   1,304,000     645,463
#   CRCC High-Tech Equipment Corp., Ltd. Class H            707,500     256,023
*   DaChan Food Asia, Ltd.                                3,195,000     278,164
    Dah Chong Hong Holdings, Ltd.                         6,971,000   3,585,719
*   Daphne International Holdings, Ltd.                   2,812,000     251,953
#*  Dongfang Electric Corp., Ltd. Class H                   471,600     501,035
    Dongfeng Motor Group Co., Ltd. Class H               19,772,000  24,200,107
    Dongyue Group, Ltd.                                   2,979,000   1,388,278
#*  Dynasty Fine Wines Group, Ltd.                        9,228,600     319,010
    Embry Holdings, Ltd.                                    539,000     172,568
    EVA Precision Industrial Holdings, Ltd.               5,094,000     723,301
    Everbright Securities Co., Ltd. Class H                 206,200     279,597
*   Evergreen International Holdings, Ltd.                1,609,000     133,936
    Fantasia Holdings Group Co., Ltd.                    23,000,515   3,353,405
    Far East Horizon, Ltd.                                  318,000     270,926
#   Fosun International, Ltd.                            16,335,183  24,734,397
#   Fufeng Group, Ltd.                                    6,428,000   3,927,916
#   Future Land Development Holdings, Ltd.                8,274,000   3,440,884
#*  GCL-Poly Energy Holdings, Ltd.                       83,998,000   8,916,018
    Gemdale Properties & Investment Corp., Ltd.           4,924,000     497,269
#*  Glorious Property Holdings, Ltd.                     28,617,000   3,222,120
    Goldlion Holdings, Ltd.                               1,962,000     856,221
#   Goldpac Group, Ltd.                                     744,000     245,568
#   GOME Electrical Appliances Holding, Ltd.             80,257,000   9,651,442
    Greenland Hong Kong Holdings, Ltd.                    4,424,575   1,639,780
#   Greentown China Holdings, Ltd.                        6,635,591   8,520,235

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
    Guangshen Railway Co., Ltd. Sponsored ADR              372,261 $  9,589,443
    Guangzhou R&F Properties Co., Ltd. Class H          11,299,514   20,174,266
#*  Guodian Technology & Environment Group Corp.,
      Ltd. Class H                                       4,780,000      336,551
    Guolian Securities Co., Ltd. Class H                    80,000       40,401
*   Hanergy Thin Film Power Group, Ltd.                 14,642,000       73,439
*   Harbin Bank Co., Ltd. Class H                          770,000      245,190
    Harbin Electric Co., Ltd. Class H                    7,067,474    3,885,975
*   Hengdeli Holdings, Ltd.                             19,716,000    1,992,256
*   Hi Sun Technology China, Ltd.                        2,022,000      372,003
#   Hilong Holding, Ltd.                                 6,515,000    1,114,778
    HKC Holdings, Ltd.                                   1,057,155      824,101
    HNA Infrastructure Co., Ltd. Class H                 1,504,000    1,217,306
*   Honghua Group, Ltd.                                  2,791,000      249,980
    Hopefluent Group Holdings, Ltd.                      1,514,000      617,813
    Hopson Development Holdings, Ltd.                    9,086,000    8,718,421
#*  Hua Han Health Industry Holdings, Ltd.              23,012,000      292,850
    Hua Hong Semiconductor, Ltd.                         1,538,000    2,084,004
    Huaneng Renewables Corp., Ltd. Class H              33,002,000   10,046,153
    Huishang Bank Corp., Ltd. Class H                      993,000      483,156
#*  Hydoo International Holding, Ltd.                    1,112,000      128,090
    Industrial & Commercial Bank of China, Ltd.
      Class H                                          470,319,996  328,639,379
    Inspur International, Ltd.                             345,343       77,374
#   Jiangnan Group, Ltd.                                 9,876,000      745,438
    Jiangxi Copper Co., Ltd. Class H                     8,415,000   15,339,399
#*  JinkoSolar Holding Co., Ltd. ADR                       372,117   10,277,872
#   Joy City Property, Ltd.                              2,848,000      418,805
    Ju Teng International Holdings, Ltd.                11,382,249    4,586,424
    K Wah International Holdings, Ltd.                   1,062,342      638,435
*   Kai Yuan Holdings, Ltd.                             41,600,000      335,152
#*  Kaisa Group Holdings, Ltd.                          23,392,632    8,943,456
    Kangda International Environmental Co., Ltd.         2,895,000      570,241
#*  Kasen International Holdings, Ltd.                   1,807,000      298,290
    Kingboard Chemical Holdings, Ltd.                    7,766,845   34,967,331
#   Kunlun Energy Co., Ltd.                             27,274,000   27,188,827
    KWG Property Holding, Ltd.                          13,966,500   10,364,150
*   Labixiaoxin Snacks Group, Ltd.                       2,175,000      197,837
    Lai Fung Holdings, Ltd.                             54,101,791    1,660,644
    Le Saunda Holdings, Ltd.                               120,000       22,898
    Legend Holdings Corp. Class H                          517,900    1,354,408
    Leoch International Technology, Ltd.                 1,594,000      348,800
#*  Lianhua Supermarket Holdings Co., Ltd. Class H         310,000      125,958
#   Logan Property Holdings Co., Ltd.                    3,400,000    2,946,686
    Longfor Properties Co., Ltd.                         9,485,000   23,803,538
    Lonking Holdings, Ltd.                              21,473,000    7,000,182
#*  Maanshan Iron & Steel Co., Ltd. Class H              1,522,000      737,097
#   Maoye International Holdings, Ltd.                  14,176,000    1,432,548
*   MIE Holdings Corp.                                   5,390,000      510,105
    MIN XIN Holdings, Ltd.                                 708,418      534,294
*   Mingfa Group International Co., Ltd.                   608,000       23,352
    Minmetals Land, Ltd.                                15,401,205    1,989,841
    MOBI Development Co., Ltd.                             379,000       55,639
    Modern Land China Co., Ltd.                          1,618,000      304,232
#*  Munsun Capital Group, Ltd.                          22,260,000      256,457

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- -----------
CHINA -- (Continued)
*   Nature Home Holding Co., Ltd.                          154,000 $    20,898
*   New World Department Store China, Ltd.               3,804,000     967,881
#   Nine Dragons Paper Holdings, Ltd.                   15,349,000  22,836,611
#*  North Mining Shares Co., Ltd.                        7,230,000     129,502
#   NVC Lighting Holdings, Ltd.                          1,693,000     188,350
    Overseas Chinese Town Asia Holdings, Ltd.              852,000     413,154
#*  Ozner Water International Holding, Ltd.                113,000      28,457
#   Parkson Retail Group, Ltd.                          10,672,000   1,719,027
    People's Insurance Co. Group of China, Ltd. (The)
      Class H                                           36,810,000  17,130,077
    PetroChina Co., Ltd. ADR                                75,718   4,892,140
    PetroChina Co., Ltd. Class H                       136,138,000  87,585,652
*   Phoenix New Media, Ltd. ADR                             10,300      27,707
    Poly Culture Group Corp., Ltd. Class H                 120,300     269,467
#*  Poly Property Group Co., Ltd.                       22,583,488  11,842,563
    Pou Sheng International Holdings, Ltd.                 312,000      61,845
    Powerlong Real Estate Holdings, Ltd.                13,712,000   6,403,521
#*  Prosperity International Holdings HK, Ltd.          17,080,000     246,517
*   PW Medtech Group, Ltd.                                 367,000      83,640
    Qingling Motors Co., Ltd. Class H                    9,138,000   3,075,427
*   Qinhuangdao Port Co., Ltd. Class H                   1,673,000     530,510
*   Qunxing Paper Holdings Co., Ltd.                     5,020,071     242,944
*   Real Gold Mining, Ltd.                               3,137,500     105,644
*   Real Nutriceutical Group, Ltd.                       7,474,000     363,357
    Red Star Macalline Group Corp., Ltd. Class H           372,000     386,149
#*  Renhe Commercial Holdings Co., Ltd.                 43,919,000     972,203
#*  REXLot Holdings, Ltd.                               88,616,621   1,122,479
#*  Ronshine China Holdings, Ltd.                          443,000     485,738
#*  Sany Heavy Equipment International Holdings Co.,
      Ltd.                                               4,972,000     947,631
*   Scud Group, Ltd.                                     3,368,000      84,084
#   Seaspan Corp.                                          410,898   2,753,017
#* Semiconductor Manufacturing International Corp. 19,816,698 21,722,811 #* Semiconductor Manufacturing International Corp.
      ADR                                                1,226,271   6,781,279
#   Shandong Chenming Paper Holdings, Ltd. Class H       3,623,318   5,551,209
#*  Shanghai Electric Group Co., Ltd. Class H            6,248,000   2,901,260
    Shanghai Industrial Holdings, Ltd.                   5,858,918  16,931,346
#   Shanghai Industrial Urban Development Group, Ltd.    9,802,000   2,382,032
#   Shanghai Jin Jiang International Hotels Group
      Co., Ltd. Class H                                  8,296,000   2,376,789
    Shanghai La Chapelle Fashion Co., Ltd. Class H          14,600      18,502
    Shanghai Prime Machinery Co., Ltd. Class H           7,776,000   1,660,632
    Shengjing Bank Co., Ltd. Class H                       306,000     272,393
    Shenguan Holdings Group, Ltd.                        3,610,000     214,607
    Shenzhen International Holdings, Ltd.                4,065,539   6,959,285
    Shenzhen Investment, Ltd.                           34,986,796  16,060,126
#   Shimao Property Holdings, Ltd.                      15,080,035  30,040,017
*   Shougang Concord International Enterprises Co.,
      Ltd.                                              25,488,208     896,205
#   Shougang Fushan Resources Group, Ltd.               23,042,594   5,335,401
    Shui On Land, Ltd.                                  35,570,803   8,874,967
#*  Shunfeng International Clean Energy, Ltd.           13,852,000     752,399
*   Silver Grant International Industries, Ltd.          9,978,804   1,581,952
#*  Silverman Holdings, Ltd.                               286,000      29,327
    SIM Technology Group, Ltd.                           8,253,000     459,149
    Sino-Ocean Group Holdings, Ltd.                     33,310,102  18,613,450
#*  Sinofert Holdings, Ltd.                              7,620,000   1,052,005

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
CHINA -- (Continued)
*   Sinolink Worldwide Holdings, Ltd.                  10,762,508 $ 1,486,688
*   SinoMedia Holding, Ltd.                               110,000      25,329
    Sinopec Engineering Group Co., Ltd. Class H         1,566,000   1,405,278
    Sinopec Kantons Holdings, Ltd.                      4,724,000   2,852,589
#   Sinotrans Shipping, Ltd.                           10,048,416   2,518,898
    Sinotrans, Ltd. Class H                            10,388,000   5,275,142
#   Sinotruk Hong Kong, Ltd.                            7,821,835   8,201,624
    Skyworth Digital Holdings, Ltd.                    18,917,083  10,135,285
#   SOHO China, Ltd.                                   21,957,888  11,961,910
    Springland International Holdings, Ltd.             1,758,000     339,971
#*  SPT Energy Group, Inc.                              2,484,000     165,008
*   SRE Group, Ltd.                                    21,316,285     496,149
#   Sunac China Holdings, Ltd.                            677,000   1,800,959
#*  Taung Gold International, Ltd.                      7,700,000      67,949
    TCC International Holdings, Ltd.                   20,912,583   9,554,516
#*  TCL Multimedia Technology Holdings, Ltd.              451,000     222,220
*   Technovator International, Ltd.                     1,226,000     379,231
#   Tenwow International Holdings, Ltd.                 1,992,000     374,490
    Texhong Textile Group, Ltd.                           168,500     181,100
*   Tian An China Investment Co., Ltd.                  5,399,000   3,661,767
#   Tiangong International Co., Ltd.                   15,637,944   1,640,058
    Tianjin Port Development Holdings, Ltd.            23,555,657   3,917,107
    Tianyi Summi Holdings, Ltd.                         5,180,000     735,972
#   Tomson Group, Ltd.                                  2,114,825   1,087,645
    Tonly Electronics Holdings, Ltd.                      301,330     314,509
    Top Spring International Holdings, Ltd.               108,000      34,399
    TPV Technology, Ltd.                                9,036,496   2,090,192
#   Trigiant Group, Ltd.                                2,036,000     291,529
*   Trony Solar Holdings Co., Ltd.                      8,775,000     132,566
#*  United Energy Group, Ltd.                           1,018,000      37,109
#*  V1 Group, Ltd.                                      6,864,000     237,294
#   Wasion Group Holdings, Ltd.                         4,250,000   1,880,769
#   Weichai Power Co., Ltd. Class H                    10,840,000  10,433,035
*   Weiqiao Textile Co. Class H                         5,663,000   3,114,650
    Welling Holding, Ltd.                               1,140,000     247,622
*   West China Cement, Ltd.                            29,568,000   4,237,376
*   Wuzhou International Holdings, Ltd.                   496,000      41,890
    Xiamen International Port Co., Ltd. Class H        10,698,000   2,093,466
*   Xinchen China Power Holdings, Ltd.                  4,162,000     638,422
    Xingda International Holdings, Ltd.                 9,395,842   4,065,190
*   Xingfa Aluminium Holdings, Ltd.                       419,000     307,883
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H                                           1,050,000     873,124
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H   2,692,000     374,965
    XTEP International Holdings, Ltd.                     486,500     181,120
*   Yanchang Petroleum International, Ltd.             21,400,000     503,522
    Yanzhou Coal Mining Co., Ltd. Class H               8,546,000   8,406,543
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR            10,382     101,432
    Yip's Chemical Holdings, Ltd.                         842,000     350,159
*   Youyuan International Holdings, Ltd.                4,218,251   1,619,979
*   Yuanda China Holdings, Ltd.                         1,702,000      31,951
*   YuanShengTai Dairy Farm, Ltd.                         658,000      33,668
    Yuexiu Property Co., Ltd.                          78,574,786  14,771,241
    Yuzhou Properties Co., Ltd.                        13,781,960   8,182,847

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
CHINA -- (Continued)
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H                                            424,600 $      261,136
*   Zhong An Real Estate, Ltd.                         7,468,800      2,438,764
    Zhuhai Holdings Investment Group, Ltd.             1,104,000        160,913
    Zoomlion Heavy Industry Science and Technology
      Co., Ltd. Class H                                9,018,200      4,589,915
                                                                 --------------
TOTAL CHINA                                                       3,247,210,813
                                                                 --------------
COLOMBIA -- (0.2%)
    Almacenes Exito SA                                 1,244,533      6,351,582
    Constructora Conconcreto SA                           86,988         29,859
    Ecopetrol SA                                       2,498,142      1,167,030
#   Ecopetrol SA Sponsored ADR                           530,625      4,956,037
    Grupo Argos SA                                     1,021,651      7,348,986
    Grupo de Inversiones Suramericana SA               1,425,217     20,055,228
    Grupo Nutresa SA                                     195,348      1,746,670
    Mineros SA                                            65,037         57,716
                                                                 --------------
TOTAL COLOMBIA                                                       41,713,108
                                                                 --------------
CZECH REPUBLIC -- (0.3%)
    CEZ A.S.                                           1,529,292     27,745,464
    Pegas Nonwovens SA                                    74,639      3,437,944
#   Unipetrol A.S.                                     1,372,449     18,331,247
                                                                 --------------
TOTAL CZECH REPUBLIC                                                 49,514,655
                                                                 --------------
GREECE -- (0.0%)
*   Alpha Bank AE                                        121,090        290,287
    Bank of Greece                                        26,513        425,096
*   Ellaktor SA                                        1,053,403      2,053,056
*   GEK Terna Holding Real Estate Construction SA        470,402      2,104,947
*   Intracom Holdings SA                               1,511,057      1,043,156
*   Piraeus Bank SA                                       33,640          9,239
                                                                 --------------
TOTAL GREECE                                                          5,925,781
                                                                 --------------
HONG KONG -- (0.0%)
    Asiasec Properties, Ltd.                             766,480        204,857
    Samson Holding, Ltd.                               2,924,452        280,625
                                                                 --------------
TOTAL HONG KONG                                                         485,482
                                                                 --------------
HUNGARY -- (0.4%)
    MOL Hungarian Oil & Gas P.L.C.                       307,176     26,621,780
    OTP Bank P.L.C.                                    1,569,113     58,392,792
                                                                 --------------
TOTAL HUNGARY                                                        85,014,572
                                                                 --------------
INDIA -- (12.8%)
*   Aarti Industries                                      62,175        937,875
*   Aban Offshore, Ltd.                                  315,580        908,025
    ACC, Ltd.                                            309,155      8,360,511
    Adani Enterprises, Ltd.                            3,374,526      7,277,664
*   Adani Power, Ltd.                                 13,046,142      6,798,905
*   Adani Transmissions, Ltd.                          2,947,563      5,728,501
*   Aditya Birla Capital, Ltd.                         1,689,688      4,078,877
*   Aditya Birla Fashion and Retail, Ltd.              4,178,145     11,266,874

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES     VALUE++
                                                      ---------- -----------
INDIA -- (Continued)
    Alembic, Ltd.                                        397,146 $   253,983
*   Allahabad Bank                                     1,291,820   1,515,990
*   Allcargo Logistics, Ltd.                             403,170   1,079,517
*   Alok Industries, Ltd.                              2,396,049     136,260
    Ambuja Cements, Ltd.                               2,267,838   9,297,974
*   Amtek Auto, Ltd.                                   1,425,705     631,211
    Anant Raj, Ltd.                                      657,518     649,178
    Andhra Bank                                        2,694,402   2,405,802
*   Apar Industries, Ltd.                                148,591   1,819,088
    Apollo Tyres, Ltd.                                 4,310,978  17,879,637
*   Arvind SmartSpaces, Ltd.                             100,083     223,309
    Arvind, Ltd.                                       2,482,585  14,141,985
    Ashoka Buildcon, Ltd.                                177,736     514,611
    Astra Microwave Products, Ltd.                        56,626     118,384
    Axis Bank, Ltd.                                   10,557,581  85,653,363
    Bajaj Electricals, Ltd.                               36,939     187,674
    Bajaj Finance, Ltd.                                    5,159     137,082
    Bajaj Finserv, Ltd.                                  243,460  18,988,639
    Bajaj Holdings & Investment, Ltd.                    402,184  15,167,384
    Balkrishna Industries, Ltd.                           98,774   2,516,672
*   Ballarpur Industries, Ltd.                         3,056,548     790,793
    Balmer Lawrie & Co., Ltd.                            887,983   3,473,743
    Balrampur Chini Mills, Ltd.                        2,088,771   5,348,531
    Banco Products India, Ltd.                            10,176      36,968
    Bank of Baroda                                     4,591,169  11,895,669
*   Bank of India                                        667,860   1,727,763
*   Bank Of Maharashtra                                  969,657     443,791
    BEML, Ltd.                                            52,357   1,411,200
*   BGR Energy Systems, Ltd.                             169,812     397,773
    Bharat Electronics, Ltd.                             298,820     833,894
    Bharat Heavy Electricals, Ltd.                     6,397,659  14,440,475
    Bharti Airtel, Ltd.                               10,809,216  70,732,214
    Biocon, Ltd.                                         998,256   6,001,431
    Birla Corp., Ltd.                                    172,475   2,558,196
    Bombay Dyeing & Manufacturing Co., Ltd.            1,308,130   1,694,689
*   Bombay Rayon Fashions, Ltd.                           13,306      31,370
*   Brigade Enterprises, Ltd.                            165,153     724,474
    Canara Bank                                        1,065,655   6,105,646
    Ceat, Ltd.                                           371,496  10,852,604
*   CG Power and Industrial Solutions, Ltd.            1,912,233   2,531,117
    Chambal Fertilizers and Chemicals, Ltd.            2,614,619   5,512,183
    Chennai Super Kings Cricket, Ltd.                  5,080,767      33,414
*   Cigniti Technologies, Ltd.                             2,011       8,242
    Cipla, Ltd.                                           22,485     196,996
    City Union Bank, Ltd.                              1,406,373   3,945,255
*   Coffee Day Enterprises, Ltd.                           3,599      13,719
    Container Corp. Of India, Ltd.                        98,594   1,756,483
    Coromandel International, Ltd.                       293,272   2,062,436
*   Corp. Bank                                         1,646,469   1,301,495
    Cox & Kings, Ltd.                                  1,236,012   5,465,731
    Crompton Greaves Consumer Electricals, Ltd.        1,613,326   5,496,433
    Cyient, Ltd.                                         107,061     875,822
*   Dalmia Bharat Sugar & Industries, Ltd.                14,037      33,556

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES     VALUE++
                                                      ---------- -----------
INDIA -- (Continued)
*   Dalmia Bharat, Ltd.                                  148,921 $ 6,175,621
*   DB Realty, Ltd.                                      873,103     602,965
    DCB Bank, Ltd.                                     2,724,516   8,295,487
    DCM Shriram, Ltd.                                    433,903   2,503,964
*   Deepak Fertilisers & Petrochemicals Corp., Ltd.      524,424   2,933,039
    Deepak Nitrite, Ltd.                                   1,173       2,988
    Delta Corp., Ltd.                                    501,826   1,333,386
*   DEN Networks, Ltd.                                   377,359     497,207
*   Dena Bank                                            507,403     270,078
    Dewan Housing Finance Corp., Ltd.                  1,678,948  11,955,421
    Dhampur Sugar Mills, Ltd.                             23,525      89,407
    Dishman Carbogen Amcis, Ltd.                       1,414,095   6,639,394
*   DLF, Ltd.                                          4,981,322  14,978,379
    Dredging Corp. Of India, Ltd.                         14,780     144,228
    Edelweiss Financial Services, Ltd.                 2,585,583   8,244,659
    EID Parry India, Ltd.                              1,115,605   5,877,004
    EIH, Ltd.                                          1,066,648   2,289,451
    Electrosteel Castings, Ltd.                          894,946     460,174
    Engineers India, Ltd.                                895,520   2,216,632
*   Eros International Media, Ltd.                       382,259   1,319,495
    Escorts, Ltd.                                        819,864   8,550,743
    Essel Propack, Ltd.                                  787,613   3,019,398
*   Eveready Industries India, Ltd.                      131,474     630,678
    Exide Industries, Ltd.                               789,280   2,676,356
*   FDC, Ltd.                                             37,976     107,165
    Federal Bank, Ltd.                                14,626,493  26,314,871
    Finolex Cables, Ltd.                                 667,891   4,859,017
    Finolex Industries, Ltd.                             111,226   1,054,794
*   Firstsource Solutions, Ltd.                        3,480,544   1,965,633
*   Fortis Healthcare, Ltd.                              823,646   1,995,925
    Future Enterprises, Ltd.                           1,276,134     758,477
*   Future Retail, Ltd.                                1,486,460   9,348,671
    GAIL India, Ltd.                                   4,577,531  26,853,326
    Gateway Distriparks, Ltd.                            157,509     669,581
    Gati, Ltd.                                           529,538     998,408
    Genus Power Infrastructures, Ltd.                     73,968      57,884
    GHCL, Ltd.                                           220,091     809,546
    GIC Housing Finance, Ltd.                             98,306     792,678
    GOCL Corp., Ltd.                                      29,998     207,368
    Graphite India, Ltd.                                 725,730   2,332,574
    Grasim Industries, Ltd.                            1,206,920  20,102,088
    Great Eastern Shipping Co., Ltd. (The)             1,014,839   6,263,097
    Gujarat Alkalies & Chemicals, Ltd.                   430,271   2,664,721
*   Gujarat Ambuja Exports, Ltd.                          15,060      27,920
*   Gujarat Fluorochemicals, Ltd.                        387,110   4,688,861
    Gujarat Mineral Development Corp., Ltd.            1,393,052   3,084,145
    Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd.                                               777,222   3,615,827
    Gujarat State Fertilizers & Chemicals, Ltd.        2,186,080   4,688,208
    Gujarat State Petronet, Ltd.                       2,730,385   8,341,305
*   Hathway Cable & Datacom, Ltd.                         64,819      32,851
    HBL Power Systems, Ltd.                               74,867      55,801
*   HCL Infosystems, Ltd.                                462,162     348,662
    HCL Technologies, Ltd.                                53,109     738,037

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES     VALUE++
                                                      ---------- ------------
INDIA -- (Continued)
*   HEG, Ltd.                                            109,436 $    847,308
*   HeidelbergCement India, Ltd.                         349,348      702,401
    Hikal, Ltd.                                           88,470      305,187
*   Himachal Futuristic Communications, Ltd.           7,765,886    2,202,437
    Himadri Speciality Chemical, Ltd.                     19,970       26,880
    Himatsingka Seide, Ltd.                              474,389    2,614,572
    Hindalco Industries, Ltd.                         14,198,191   48,702,285
    Hinduja Global Solutions, Ltd.                        62,937      515,980
*   Hindustan Construction Co., Ltd.                   3,402,777    2,173,335
    Hindustan Media Ventures, Ltd.                        11,103       47,822
*   Housing Development & Infrastructure, Ltd.         1,355,963    1,832,635
    HSIL, Ltd.                                           391,603    2,301,677
    HT Media, Ltd.                                       546,085      783,409
    Huhtamaki PPL, Ltd.                                    6,913       27,278
    ICICI Bank, Ltd. Sponsored ADR                    16,013,603  149,086,643
*   IDBI Bank, Ltd.                                    1,878,469    1,746,173
    Idea Cellular, Ltd.                               13,154,942   18,913,820
    IDFC Bank, Ltd.                                    5,019,981    4,661,928
    IDFC, Ltd.                                         6,072,777    5,551,653
*   IFCI, Ltd.                                        10,328,679    4,346,434
    IIFL Holdings, Ltd.                                2,845,567   26,411,590
*   IL&FS Transportation Networks, Ltd.                  418,066      597,909
    India Cements, Ltd. (The)                          3,131,850    9,996,362
    Indiabulls Housing Finance, Ltd.                   2,248,436   41,244,472
*   Indiabulls Real Estate, Ltd.                       1,715,543    6,057,085
    Indian Bank                                        1,134,871    5,523,228
    Indian Hotels Co., Ltd.                            4,585,310    8,898,385
    INEOS Styrolution India, Ltd.                         29,326      501,941
    Infosys, Ltd.                                        169,411    2,672,682
    Ingersoll-Rand India, Ltd.                             3,470       46,426
*   Inox Wind, Ltd.                                       15,251       32,638
*   Intellect Design Arena, Ltd.                         421,066      719,431
    Ipca Laboratories, Ltd.                               11,269       84,290
    J Kumar Infraprojects, Ltd.                           53,829      242,228
    Jain Irrigation Systems, Ltd.                      5,324,731    8,802,287
*   Jaiprakash Associates, Ltd.                       17,658,065    8,071,272
    Jammu & Kashmir Bank, Ltd. (The)                   3,170,933    4,123,878
*   Jaypee Infratech, Ltd.                             6,993,111    2,383,178
    JB Chemicals & Pharmaceuticals, Ltd.                 514,152    2,481,847
    JBF Industries, Ltd.                                 475,559    1,556,022
    Jindal Poly Films, Ltd.                              324,821    1,909,573
    Jindal Saw, Ltd.                                   2,213,468    3,562,891
*   Jindal Stainless Hisar, Ltd.                          66,174      167,505
*   Jindal Steel & Power, Ltd.                         4,783,550   11,394,446
*   JITF Infralogistics, Ltd.                            193,264      135,458
    JK Cement, Ltd.                                      238,520    3,755,979
    JK Lakshmi Cement, Ltd.                              420,350    3,015,182
    JK Paper, Ltd.                                        51,986       78,971
    JK Tyre & Industries, Ltd.                           972,736    2,447,437
    JM Financial, Ltd.                                 4,615,123    8,655,909
    JSW Energy, Ltd.                                   5,451,141    5,947,171
*   JSW Holdings, Ltd.                                     2,820       76,392
    JSW Steel, Ltd.                                   21,000,680   72,349,384

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Jubilant Life Sciences, Ltd.                            993,088 $11,072,437
*   Kalpataru Power Transmission, Ltd.                      803,572   4,333,902
    Kalyani Steels, Ltd.                                     12,658      87,273
    Karnataka Bank, Ltd. (The)                            2,500,137   5,999,145
    Karur Vysya Bank, Ltd. (The)                          1,891,790   4,140,926
*   Kaveri Seed Co., Ltd.                                   118,708   1,280,441
*   KCP, Ltd.                                                37,400      60,388
    KEC International, Ltd.                               1,377,424   6,559,795
    Kirloskar Brothers, Ltd.                                  7,852      30,133
    Kirloskar Oil Engines, Ltd.                             296,633   1,844,989
    Kolte-Patil Developers, Ltd.                             89,111     234,267
    KPIT Technologies, Ltd.                               1,339,109   2,663,564
*   KRBL, Ltd.                                              367,385   2,629,542
    L&T Finance Holdings, Ltd.                            3,780,436  10,303,182
    Lakshmi Machine Works, Ltd.                               5,679     523,780
    Lakshmi Vilas Bank, Ltd. (The)                          355,564     991,818
    Larsen & Toubro, Ltd.                                 4,273,314  79,477,273
    LIC Housing Finance, Ltd.                               711,208   7,636,305
    Magma Fincorp, Ltd.                                      80,848     211,904
    Maharashtra Seamless, Ltd.                              102,979     644,864
    Mahindra & Mahindra Financial Services, Ltd.            952,055   5,944,506
    Mahindra & Mahindra, Ltd.                             1,848,523  40,502,933
*   Mahindra CIE Automotive, Ltd.                            29,954     116,789
    Mahindra Lifespace Developers, Ltd.                     233,628   1,533,010
    Manappuram Finance, Ltd.                              3,057,278   5,083,747
    McLeod Russel India, Ltd.                               787,091   2,150,972
    Meghmani Organics, Ltd.                                 113,264      91,755
    Mercator, Ltd.                                          177,557     112,906
    Merck, Ltd.                                              76,089   1,457,438
    MindTree, Ltd.                                            7,080      52,570
    MOIL, Ltd.                                               69,738     383,789
    Mphasis, Ltd.                                           492,366   4,620,417
    MRF, Ltd.                                                13,874  14,938,980
    Muthoot Finance, Ltd.                                   312,747   2,312,090
*   Nagarjuna Fertilizers & Chemicals, Ltd.               1,812,637     391,921
    National Aluminium Co., Ltd.                          4,964,081   5,414,637
    Nava Bharat Ventures, Ltd.                              190,437     408,183
*   Navkar Corp., Ltd.                                        3,743      11,836
    NCC, Ltd.                                             5,747,755   7,987,095
    Nectar Lifesciences, Ltd.                               268,595     129,446
    NIIT Technologies, Ltd.                                 587,286   4,691,007
*   NIIT, Ltd.                                              437,091     665,898
    Nilkamal, Ltd.                                           64,897   1,892,908
    NOCIL, Ltd.                                              63,951     143,858
*   Oberoi Realty, Ltd.                                     689,845   4,126,635
*   OCL India, Ltd.                                         105,395   2,022,530
    Omaxe, Ltd.                                             722,220   2,302,211
    OnMobile Global, Ltd.                                   309,728     311,577
    Orient Cement, Ltd.                                     616,163   1,497,662
    Oriental Bank of Commerce                               975,550   2,242,879
*   Parsvnath Developers, Ltd.                              163,025      59,437
    PC Jeweller, Ltd.                                     1,220,290   4,867,416
    Persistent Systems, Ltd.                                 90,490     913,096

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    Petronet LNG, Ltd.                                   5,407,548 $ 17,092,519
    Phillips Carbon Black, Ltd.                              7,518       68,364
    Piramal Enterprises, Ltd.                              737,179   33,938,271
*   Polaris Consulting & Services, Ltd.                     78,121      281,321
    Polyplex Corp., Ltd.                                     7,729       55,663
    Power Finance Corp., Ltd.                            6,211,801   12,049,919
    Prabhat Dairy, Ltd.                                     18,509       38,086
*   Praj Industries, Ltd.                                1,009,482    1,214,274
*   Prakash Industries, Ltd.                               100,349      222,843
*   Prestige Estates Projects, Ltd.                        291,676    1,222,625
*   Prime Focus, Ltd.                                       22,625       39,499
    PTC India Financial Services, Ltd.                   3,282,338    2,055,866
    PTC India, Ltd.                                      3,852,019    7,253,114
*   Punjab National Bank                                 2,525,346    6,398,650
    Puravankara, Ltd.                                      460,912      545,884
    Radico Khaitan, Ltd.                                   657,505    1,443,344
    Rain Industries, Ltd.                                1,950,801    3,943,823
    Rajesh Exports, Ltd.                                    17,376      192,818
    Ramco Cements, Ltd. (The)                              385,386    4,086,273
    Ramkrishna Forgings, Ltd.                                1,752       14,453
    Rashtriya Chemicals & Fertilizers, Ltd.                262,479      356,185
*   Ratnamani Metals & Tubes, Ltd.                           3,941       50,362
    Raymond, Ltd.                                          490,540    6,043,532
    Redington India, Ltd.                                1,954,409    4,558,670
    Reliance Capital, Ltd.                               1,766,396   19,864,368
*   Reliance Communications, Ltd.                       16,993,662    6,948,825
*   Reliance Defence and Engineering, Ltd.                  22,287       21,585
    Reliance Industries, Ltd.                           17,484,595  440,205,844
    Reliance Industries, Ltd. GDR                           49,034    2,428,981
*   Reliance Power, Ltd.                                 9,323,446    6,560,849
*   Rolta India, Ltd.                                    1,057,860      958,804
    RSWM, Ltd.                                               2,943       18,183
*   Ruchi Soya Industries, Ltd.                          1,862,972      680,864
    Rural Electrification Corp., Ltd.                    9,208,929   25,089,651
    Sadbhav Engineering, Ltd.                                3,116       14,236
    Sangam India, Ltd.                                       2,135        8,799
    Sanghvi Movers, Ltd.                                    45,111      163,994
*   Shipping Corp. of India, Ltd.                        1,740,430    2,242,432
    Shriram City Union Finance, Ltd.                         3,265      116,376
    Shriram Transport Finance Co., Ltd.                    749,675   11,964,852
    Simplex Infrastructures, Ltd.                           50,747      380,734
    Sintex Industries, Ltd.                              4,322,083    2,509,809
*   Sintex Plastics Technology, Ltd.                     7,846,946   10,452,197
*   Siyaram Silk Mills, Ltd.                                   663       21,563
    Sobha, Ltd.                                            825,884    5,148,137
    Sonata Software, Ltd.                                  219,589      571,472
    South Indian Bank, Ltd. (The)                       11,772,339    5,552,661
    SREI Infrastructure Finance, Ltd.                    1,890,601    3,446,968
    SRF, Ltd.                                              271,206    6,418,337
    State Bank of India                                 11,893,642   57,972,129
*   Steel Authority of India, Ltd.                       1,521,323    1,500,319
    Sterlite Technologies, Ltd.                          2,485,312    8,180,435
    Sunteck Realty, Ltd.                                    93,356      333,763

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
INDIA -- (Continued)
*   Syndicate Bank                                     2,252,956 $    2,584,915
    TAKE Solutions, Ltd.                                 273,287        632,795
    Tamil Nadu Newsprint & Papers, Ltd.                  309,287      1,789,596
    Tata Chemicals, Ltd.                               1,763,982     17,009,572
    Tata Global Beverages, Ltd.                        5,236,799     13,887,808
*   Tata Motors, Ltd.                                 14,885,959    103,118,811
    Tata Motors, Ltd. Sponsored ADR                      103,766      3,573,701
    Tata Steel, Ltd.                                   5,231,202     46,278,636
    Tech Mahindra, Ltd.                                1,053,761      6,322,410
    Techno Electric & Engineering Co., Ltd.               51,231        291,132
    Tide Water Oil Co India, Ltd.                            394         36,177
    Time Technoplast, Ltd.                             1,093,465      2,789,846
    Titagarh Wagons, Ltd.                                 74,151        141,212
    Transport Corp. of India, Ltd.                        53,738        263,824
    Trident, Ltd.                                         83,632        107,832
    Tube Investments of India, Ltd.                      592,499      7,211,330
    TV Today Network, Ltd.                                17,377         65,555
*   TV18 Broadcast, Ltd.                               6,333,197      3,946,957
*   UCO Bank                                           3,123,377      1,617,437
    Uflex, Ltd.                                          490,316      3,395,594
    UFO Moviez India, Ltd.                                14,533         85,040
    Unichem Laboratories, Ltd.                           390,108      1,607,084
*   Union Bank of India                                2,451,981      6,052,204
*   Unitech, Ltd.                                     25,373,120      3,461,747
    UPL, Ltd.                                          3,429,754     46,754,728
    VA Tech Wabag, Ltd.                                   35,046        332,750
*   Vardhman Textiles, Ltd.                              255,600      4,872,805
    Vedanta, Ltd.                                     20,561,794     89,572,487
    Vedanta, Ltd. ADR                                  1,381,736     24,318,561
*   Videocon Industries, Ltd.                            769,833        297,465
    Vijaya Bank                                        2,612,664      2,852,318
    Welspun Corp., Ltd.                                1,715,478      3,469,454
*   Welspun Enterprises, Ltd.                            861,475      1,825,850
    Welspun India, Ltd.                                  941,794      1,207,795
    Wipro, Ltd.                                        5,129,920     23,087,555
    Wockhardt, Ltd.                                      276,374      2,617,813
    Zee Media Corp., Ltd.                                 62,079         37,442
    Zensar Technologies, Ltd.                            164,214      2,051,357
    Zuari Agro Chemicals, Ltd.                            23,149        136,665
                                                                 --------------
TOTAL INDIA                                                       2,516,983,829
                                                                 --------------
INDONESIA -- (2.8%)
    Adaro Energy Tbk PT                              286,097,500     38,316,634
    Adhi Karya Persero Tbk PT                         16,287,500      2,712,037
    Agung Podomoro Land Tbk PT                       131,245,000      2,206,266
    Alam Sutera Realty Tbk PT                        210,694,700      5,092,641
*   Aneka Tambang Persero Tbk PT                     133,845,177      6,930,349
    Asahimas Flat Glass Tbk PT                         4,905,700      2,348,535
    Astra Agro Lestari Tbk PT                          1,966,767      2,173,335
    Astra Graphia Tbk PT                                 436,900         55,107
*   Bakrie and Brothers Tbk PT                       459,725,450      1,725,178
*   Bakrie Telecom Tbk PT                            238,934,800        125,529
    Bank Bukopin Tbk                                  64,881,433      2,895,615

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
    Bank Danamon Indonesia Tbk PT                        35,799,554 $15,308,552
    Bank Mandiri Persero Tbk PT                          90,443,531  92,575,999
    Bank Negara Indonesia Persero Tbk PT                102,370,741  57,195,988
*   Bank Pan Indonesia Tbk PT                           129,422,401  10,535,932
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT                                                 35,476,100   5,510,872
    Bank Pembangunan Daerah Jawa Timur Tbk PT            12,948,500     611,965
    Bank Rakyat Indonesia Persero Tbk PT                    373,800     414,160
    Bank Tabungan Negara Persero Tbk PT                  78,268,627  15,271,439
*   Barito Pacific Tbk PT                                43,250,200   5,405,252
    Bekasi Fajar Industrial Estate Tbk PT                40,977,800     953,275
*   Benakat Integra Tbk PT                              142,047,100   1,140,903
    BISI International Tbk PT                            13,394,400   1,538,544
    Blue Bird Tbk PT                                         51,500      18,479
    Bumi Serpong Damai Tbk PT                            75,061,900  10,082,092
    Ciputra Development Tbk PT                          169,606,478  13,175,518
*   Clipan Finance Indonesia Tbk PT                       2,995,500      69,645
*   Eagle High Plantations Tbk PT                       115,969,500   1,896,991
    Elnusa Tbk PT                                        58,940,900   1,185,843
*   Energi Mega Persada Tbk PT                           21,364,534      80,183
    Erajaya Swasembada Tbk PT                            21,002,800   1,008,382
*   Eureka Prima Jakarta Tbk PT                           1,297,300      11,388
*   Ever Shine Textile Tbk PT                            19,278,215     183,754
    Gajah Tunggal Tbk PT                                 30,880,300   2,223,395
*   Garuda Indonesia Persero Tbk PT                      45,240,181   1,175,465
    Global Mediacom Tbk PT                              106,846,600   4,167,389
*   Hanson International Tbk PT                          48,742,700     475,594
*   Harum Energy Tbk PT                                  15,370,500   2,539,089
    Hexindo Adiperkasa Tbk PT                               721,744     224,862
    Holcim Indonesia Tbk PT                              26,217,400   1,535,514
    Indah Kiat Pulp & Paper Corp. Tbk PT                 39,651,500   8,244,969
*   Indika Energy Tbk PT                                  2,091,600     129,503
    Indo Tambangraya Megah Tbk PT                         4,073,100   6,113,966
    Indocement Tunggal Prakarsa Tbk PT                      333,500     437,766
    Indofood Sukses Makmur Tbk PT                        69,326,900  43,572,366
    Intiland Development Tbk PT                         111,734,800   3,371,302
    Japfa Comfeed Indonesia Tbk PT                       41,503,850   3,627,567
    Jaya Real Property Tbk PT                           120,489,300   7,462,050
    Kawasan Industri Jababeka Tbk PT                    307,071,056   7,327,668
    KMI Wire & Cable Tbk PT                               1,013,000      36,806
*   Krakatau Steel Persero Tbk PT                         4,599,500     205,364
*   Lippo Cikarang Tbk PT                                 2,837,400     935,041
    Lippo Karawaci Tbk PT                               312,423,249  16,763,102
    Malindo Feedmill Tbk PT                                 331,200      23,857
*   Matahari Putra Prima Tbk PT                           1,797,400      86,340
*   Medco Energi Internasional Tbk PT                    26,685,200   5,327,895
    Metrodata Electronics Tbk PT                          1,590,750      73,909
    Mitra Pinasthika Mustika Tbk PT                       1,984,700     125,926
*   MNC Investama Tbk PT                                332,569,700   2,720,401
    Modernland Realty Tbk PT                             89,667,000   1,870,797
    Multipolar Tbk PT                                    68,776,700   1,074,061
*   Nirvana Development Tbk PT                            1,000,000       5,557
*   Nusantara Infrastructure Tbk PT                     179,929,000   1,822,740
    Pabrik Kertas Tjiwi Kimia Tbk PT                        929,000      82,273

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
INDONESIA -- (Continued)
    Pan Brothers Tbk PT                                 50,034,250 $  1,896,335
*   Panin Financial Tbk PT                             204,627,100    3,837,849
*   Paninvest Tbk PT                                    30,871,000    1,921,929
    Pembangunan Perumahan Persero Tbk PT                11,049,400    2,514,082
    Perusahaan Perkebunan London Sumatra Indonesia
      Tbk PT                                            61,071,984    6,459,241
    Ramayana Lestari Sentosa Tbk PT                     44,344,400    3,145,271
    Salim Ivomas Pratama Tbk PT                         51,843,000    1,984,676
    Sampoerna Agro PT                                   12,001,241    1,809,926
    Selamat Sempurna Tbk PT                             37,871,900    3,198,467
    Semen Baturaja Persero Tbk PT                       13,731,000    3,400,868
    Semen Indonesia Persero Tbk PT                      14,298,900   10,672,572
*   Sentul City Tbk PT                                  80,474,100      555,619
    Sinar Mas Agro Resources & Technology Tbk PT         7,767,600    2,221,877
    Sri Rejeki Isman Tbk PT                            153,095,600    3,881,117
    Surya Semesta Internusa Tbk PT                      60,559,200    3,114,632
    Tambang Batubara Bukit Asam Persero Tbk PT             288,900      283,987
*   Tiga Pilar Sejahtera Food Tbk                       33,271,822    3,258,757
    Timah Persero Tbk PT                                61,167,560    3,695,102
    Tiphone Mobile Indonesia Tbk PT                      7,827,700      737,368
    Trias Sentosa Tbk PT                                   336,500        8,908
*   Truba Alam Manunggal Engineering PT                129,244,500      106,701
    Tunas Baru Lampung Tbk PT                           22,947,600    2,558,193
    Tunas Ridean Tbk PT                                 35,547,400    2,933,817
    Ultrajaya Milk Industry & Trading Co. Tbk PT         7,626,400    2,860,077
    Unggul Indah Cahaya Tbk PT                             319,635       96,772
    United Tractors Tbk PT                              21,427,200   48,380,617
*   Vale Indonesia Tbk PT                               40,535,300    7,353,719
*   Visi Media Asia Tbk PT                               2,959,500       69,717
    Wijaya Karya Beton Tbk PT                            1,080,000       49,070
    Wijaya Karya Persero Tbk PT                          5,203,400      811,941
*   XL Axiata Tbk PT                                    12,281,100    3,097,318
                                                                   ------------
TOTAL INDONESIA                                                     549,455,441
                                                                   ------------
MALAYSIA -- (3.0%)
    Affin Holdings Bhd                                  10,815,350    6,491,948
    AirAsia Bhd                                         16,927,400   12,762,651
*   Alam Maritim Resources Bhd                           2,405,400       75,837
    Alliance Financial Group Bhd                        15,784,300   14,492,446
    Allianz Malaysia Bhd                                    28,800       97,506
    AMMB Holdings Bhd                                   24,138,662   27,896,039
    Ann Joo Resources Bhd                                1,714,900    1,213,187
    APM Automotive Holdings Bhd                            721,300      645,219
    Batu Kawan Bhd                                       2,076,050    9,211,825
    Benalec Holdings Bhd                                 6,612,100      648,403
#*  Berjaya Assets BHD                                     404,600      116,144
#*  Berjaya Corp. Bhd                                   38,063,378    2,933,818
*   Berjaya Land Bhd                                    13,220,000    1,327,215
    BIMB Holdings Bhd                                      895,707      911,898
#   Boustead Holdings Bhd                               13,174,291    8,273,550
    Boustead Plantations Bhd                             1,553,800      602,228
#*  Bumi Armada Bhd                                     25,619,100    4,188,805
    Can-One Bhd                                            401,400      321,466
#   CB Industrial Product Holding Bhd                    1,722,100      816,423

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    Chin Teck Plantations Bhd                               309,100 $   568,226
    CIMB Group Holdings Bhd                              27,550,627  42,139,892
    Coastal Contracts Bhd                                 3,357,500   1,034,733
#   CSC Steel Holdings Bhd                                2,012,556     799,060
    Cypark Resources Bhd                                    125,100      73,598
*   Daya Materials Bhd                                    8,420,400     147,256
*   Dayang Enterprise Holdings Bhd                        2,480,000     590,735
#   DRB-Hicom Bhd                                        12,059,600   4,759,206
    Eastern & Oriental Bhd                               11,127,480   4,289,625
#*  Eco World Development Group Bhd                       3,186,000   1,168,110
#   Evergreen Fibreboard Bhd                              5,749,289   1,167,811
    FAR East Holdings Bhd                                   403,800     812,829
#   Felda Global Ventures Holdings Bhd                   14,059,700   5,353,913
#   Gadang Holdings Bhd                                     696,500     206,626
    Genting Bhd                                          21,131,000  47,971,753
#   Genting Malaysia Bhd                                 25,163,400  35,229,160
    Glomac Bhd                                            6,061,500     927,168
    Goldis Bhd                                            3,223,995   2,107,963
    GuocoLand Malaysia Bhd                                2,797,700     770,903
    HAP Seng Consolidated Bhd                             5,190,582  11,017,830
    Hap Seng Plantations Holdings Bhd                     3,368,400   2,044,781
*   Hengyuan Refining Co. Bhd                                91,300     167,544
    Hiap Teck Venture Bhd                                 2,079,100     189,289
*   Hibiscus Petroleum Bhd                                2,918,300     276,255
    Hong Leong Financial Group Bhd                        2,819,234  11,273,966
    Hong Leong Industries Bhd                               751,800   1,840,787
    Hua Yang Bhd                                          2,298,310     440,122
    I-Bhd                                                    84,900      11,598
    IJM Corp. Bhd                                        41,760,218  33,839,919
    Insas Bhd                                             5,781,700   1,417,361
    IOI Properties Group Bhd                              4,227,125   2,073,004
*   Iris Corp. Bhd                                       21,834,300     865,457
#*  Iskandar Waterfront City Bhd                          1,175,800     340,211
*   JAKS Resources Bhd                                    3,549,700   1,234,297
#   Jaya Tiasa Holdings Bhd                               5,549,833   1,451,925
    JCY International Bhd                                 8,654,300   1,151,193
    Keck Seng Malaysia Bhd                                2,504,000   2,906,527
    Kenanga Investment Bank Bhd                           2,020,487     249,941
    Kian JOO CAN Factory Bhd                              4,626,680   3,219,826
    Kim Loong Resources Bhd                                  92,700      86,595
    Kimlun Corp. Bhd                                        845,419     454,185
#*  KNM Group Bhd                                        26,846,090   1,535,861
    Kretam Holdings Bhd                                   3,429,400     432,465
#*  KSL Holdings Bhd                                      8,811,351   2,530,849
    Kumpulan Fima Bhd                                     2,063,300     910,513
    Kumpulan Perangsang Selangor Bhd                      2,571,500     786,589
*   Kwantas Corp. Bhd                                       288,400      97,698
    Land & General Bhd                                   36,334,020   1,951,879
*   Landmarks Bhd                                         2,119,208     422,705
#   LBS Bina Group Bhd                                    3,985,500   1,833,566
*   Lion Industries Corp. Bhd                               215,600      57,889
#   Magnum Bhd                                            5,540,900   2,212,862
    Mah Sing Group Bhd                                   13,676,862   5,048,265

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    Malayan Banking Bhd                                   3,200,886 $ 7,132,192
    Malayan Flour Mills Bhd                               3,117,950   1,710,963
*   Malayan United Industries Bhd                           403,500      15,995
    Malaysia Airports Holdings Bhd                        2,407,954   4,919,469
    Malaysia Building Society Bhd                         8,414,436   2,416,503
*   Malaysia Marine and Heavy Engineering Holdings Bhd    2,930,500     503,248
*   Malaysian Bulk Carriers Bhd                           4,604,925     757,763
    Malaysian Pacific Industries Bhd                        579,075   1,918,746
#   Malaysian Resources Corp. Bhd                        14,806,800   4,213,829
    Malton Bhd                                            3,899,100   1,073,997
    MBM Resources Bhd                                     2,674,203   1,403,684
    Media Prima Bhd                                       6,626,700   1,392,694
    Mega First Corp. Bhd                                  1,529,600   1,372,069
    MISC Bhd                                             15,233,304  26,275,032
*   MK Land Holdings Bhd                                  5,393,500     346,469
    MKH Bhd                                               4,214,878   2,214,683
    MMC Corp. Bhd                                        13,858,380   7,762,900
*   MNRB Holdings Bhd                                     2,425,750   1,422,322
*   Mudajaya Group Bhd                                    4,184,700   1,222,125
#   Muhibbah Engineering M Bhd                            4,040,600   2,641,632
*   Mulpha International Bhd                              2,200,960   1,239,917
*   Naim Holdings Bhd                                     2,091,600     615,839
#   Oriental Holdings Bhd                                 3,531,579   5,434,247
#   OSK Holdings Bhd                                      7,687,071   2,871,015
    Pacific & Orient Bhd                                    334,330      98,421
    Panasonic Manufacturing Malaysia Bhd                    326,880   2,824,328
    Pantech Group Holdings Bhd                            4,364,109     672,596
    Paramount Corp. Bhd                                   1,682,125     722,719
*   Parkson Holdings Bhd                                  7,046,328     913,011
    PPB Group Bhd                                         6,399,366  25,191,519
    Protasco Bhd                                          4,079,350     990,120
    RHB Bank Bhd                                         12,383,600  14,462,405
*   Rimbunan Sawit Bhd                                    6,810,000     707,691
*   Salcon Bhd                                              695,083      83,587
    Sapura Energy Bhd                                    30,545,700  10,990,616
#   Sarawak Oil Palms Bhd                                   619,967     518,244
*   Scomi Group Bhd                                      20,808,300     534,960
    Selangor Dredging Bhd                                 1,352,800     360,187
    Selangor Properties Bhd                                  75,300      85,474
    Shangri-La Hotels Malaysia Bhd                          603,800     704,805
    SHL Consolidated Bhd                                    331,800     220,882
#   SP Setia Bhd Group                                    6,131,658   4,739,691
    Star Media Group Bhd                                  1,607,100     878,299
#*  Sumatec Resources Bhd                                 2,855,100      33,340
#   Sunway Bhd                                           10,301,859  10,297,157
#   Supermax Corp. Bhd                                    6,336,800   2,840,893
    Suria Capital Holdings Bhd                              824,400     402,684
    Symphony Life Bhd                                       735,324     164,021
#   Ta Ann Holdings Bhd                                   2,330,026   1,904,545
    TA Enterprise Bhd                                    20,370,200   2,879,665
    TA Global Bhd                                        15,532,980   1,126,497
    TAN Chong Motor Holdings Bhd                          4,322,800   1,736,568
#   TDM Bhd                                              13,722,720   1,794,954

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
    TH Plantations Bhd                                     900,500 $    235,523
    Thong Guan Industries Bhd                               47,600       46,470
    Time dotCom Bhd                                      4,270,580    9,624,097
#   Tiong NAM Logistics Holdings                         1,320,000      542,305
#   Tropicana Corp. Bhd                                  8,252,589    1,849,962
    UEM Edgenta Bhd                                      1,330,200      839,708
#*  UEM Sunrise Bhd                                     20,717,345    5,562,129
*   UMW Holdings Bhd                                       982,200    1,337,425
#*  UMW Oil & Gas Corp. Bhd                              3,344,400      234,417
#   Unisem M Bhd                                         6,705,300    6,008,185
    United Malacca Bhd                                     960,500    1,424,382
    United Plantations Bhd                                 128,700      831,658
    UOA Development Bhd                                  7,856,700    4,770,965
*   Vivocom International Holdings Bhd                   1,144,800       37,209
    VS Industry Bhd                                        429,865      221,025
    Wah Seong Corp. Bhd                                  4,358,683      967,010
#*  WCT Holdings Bhd                                    13,669,062    6,063,342
#   WTK Holdings Bhd                                     5,641,250    1,138,953
#*  YNH Property Bhd                                     6,907,725    2,290,102
    YTL Corp. Bhd                                       83,523,850   27,305,188
*   YTL Land & Development Bhd                           2,897,200      389,110
                                                                   ------------
TOTAL MALAYSIA                                                      578,995,306
                                                                   ------------
MEXICO -- (4.5%)
#   Alfa S.A.B. de C.V. Class A                         35,173,331   48,820,840
    Alpek S.A.B. de C.V.                                 4,125,775    4,741,657
*   Axtel S.A.B. de C.V.                                 8,625,322    2,049,438
*   Bio Pappel S.A.B. de C.V.                              439,582      656,564
*   Cemex S.A.B. de C.V. Sponsored ADR                  14,768,082  143,398,081
#   Coca-Cola Femsa S.A.B. de C.V. Series L              1,424,609   12,124,281
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR           139,424   11,848,252
    Consorcio ARA S.A.B. de C.V. Series *                9,308,776    3,121,662
*   Corp Interamericana de Entretenimiento S.A.B. de
      C.V. Class B                                       1,560,786    1,486,045
#   Corp. Actinver S.A.B. de C.V.                          105,133       76,772
#   Credito Real S.A.B. de C.V. SOFOM ER                   594,727    1,053,321
    Dine S.A.B. de C.V.                                  1,027,267      591,461
#   El Puerto de Liverpool S.A.B. de C.V. Class C1           5,775       51,903
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR                                      1,238,833  124,973,473
*   Genomma Lab Internacional S.A.B. de C.V. Class B       195,581      251,034
*   Grupo Aeromexico S.A.B. de C.V.                      1,308,745    2,714,162
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR    198,227   22,716,814
#   Grupo Carso S.A.B. de C.V. Series A1                 7,082,260   29,582,185
    Grupo Cementos de Chihuahua S.A.B. de C.V.           2,599,566   13,575,714
    Grupo Comercial Chedraui S.A. de C.V.                2,778,782    5,822,136
    Grupo Elektra S.A.B. de C.V.                           260,798   11,655,594
*   Grupo Famsa S.A.B. de C.V. Class A                   2,831,479    1,635,029
    Grupo Financiero Banorte S.A.B. de C.V. Class O     19,417,984  128,696,977
#   Grupo Financiero Inbursa S.A.B. de C.V. Class O     14,810,011   26,612,681
    Grupo Financiero Interacciones SA de C.V. Class O      766,529    4,314,349
#   Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B                                            4,513,225    9,255,882
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR                                        1,632,369   16,748,106
*   Grupo Gigante S.A.B. de C.V. Series *                  471,076      922,438
#   Grupo Herdez S.A.B. de C.V. Series *                   954,826    2,150,202

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
MEXICO -- (Continued)
    Grupo Industrial Saltillo S.A.B. de C.V.             1,346,804 $  3,094,188
    Grupo KUO S.A.B. de C.V. Series B                    2,034,528    4,768,470
    Grupo Mexico S.A.B. de C.V. Series B                39,173,644  127,516,510
*   Grupo Pochteca S.A.B. de C.V.                           67,810       27,006
*   Grupo Posadas S.A.B. de C.V.                           355,113      876,687
#   Grupo Rotoplas S.A.B. de C.V.                           17,266       28,456
    Grupo Sanborns S.A.B. de C.V.                        1,299,842    1,573,464
*   Grupo Simec S.A.B. de C.V. Series B                  1,113,111    3,974,124
*   Grupo Sports World S.A.B. de C.V.                      293,561      267,136
    Industrias Bachoco S.A.B. de C.V. Series B           1,808,048    9,018,658
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR         40,783    2,439,231
*   Industrias CH S.A.B. de C.V. Series B                2,014,328    9,762,461
    Industrias Penoles S.A.B. de C.V.                      156,507    3,841,795
#*  La Comer S.A.B. de C.V.                              5,414,652    5,489,929
    Medica Sur S.A.B. de C.V. Series B                       1,000        2,201
#   Mexichem S.A.B. de C.V.                              9,557,867   27,273,677
#*  Minera Frisco S.A.B. de C.V. Class A1                7,198,230    4,585,195
#   Nemak S.A.B. de C.V.                                   929,113      838,172
#   Organizacion Cultiba S.A.B. de C.V.                    170,021      154,716
*   Organizacion Soriana S.A.B. de C.V. Class B         14,634,694   36,244,553
    Qualitas Controladora S.A.B. de C.V.                 1,569,014    2,601,730
#   TV Azteca S.A.B. de C.V.                             9,523,719    1,813,532
    Vitro S.A.B. de C.V. Series A                        1,503,590    6,750,847
                                                                   ------------
TOTAL MEXICO                                                        884,589,791
                                                                   ------------
PHILIPPINES -- (1.0%)
    A Soriano Corp.                                      6,260,400      861,671
    ACR Mining Corp.                                       105,455        7,014
    Alliance Global Group, Inc.                         32,067,606    9,123,093
    Alsons Consolidated Resources, Inc.                 20,894,000      579,302
*   Atlas Consolidated Mining & Development Corp.        5,351,500      572,728
    Ayala Corp.                                             60,470    1,035,965
    Bank of the Philippine Islands                         234,470      485,863
    BDO Unibank, Inc.                                   14,122,559   35,216,730
    Belle Corp.                                          2,401,000      180,322
    Cebu Air, Inc.                                       2,321,160    4,645,810
    Century Properties Group, Inc.                      28,217,400      290,702
    China Banking Corp.                                    653,971      472,300
    Cosco Capital, Inc.                                 11,754,000    1,800,860
    DMCI Holdings, Inc.                                    158,200       50,462
    East West Banking Corp.                                639,400      404,862
    EEI Corp.                                            1,495,700      376,542
    Emperador, Inc.                                      1,168,700      173,428
*   Empire East Land Holdings, Inc.                     24,178,000      359,417
    Energy Development Corp.                             8,862,600    1,048,538
    Filinvest Development Corp.                            142,800       21,636
    Filinvest Land, Inc.                               195,650,031    6,864,451
    First Philippine Holdings Corp.                      4,554,350    5,956,670
    GT Capital Holdings, Inc.                              104,345    2,509,316
    Integrated Micro-Electronics, Inc.                   1,397,700      365,681
    JG Summit Holdings, Inc.                             9,568,270   15,072,147
    Lopez Holdings Corp.                                34,670,100    4,807,916
    LT Group, Inc.                                      16,595,400    5,791,101

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
PHILIPPINES -- (Continued)
    Megaworld Corp.                                    127,188,400 $ 12,098,329
    Metropolitan Bank & Trust Co.                        6,332,020   10,919,852
    Nickel Asia Corp.                                    3,391,300      403,071
    Pepsi-Cola Products Philippines, Inc.                  709,000       44,970
    Petron Corp.                                        18,348,800    3,440,509
    Philex Mining Corp.                                    390,300       68,411
    Philippine National Bank                             4,847,873    6,436,113
*   Philippine National Construction Corp.                 398,900        7,265
    Philippine Savings Bank                              1,213,273    2,115,842
    Phinma Corp.                                           468,267       96,002
    Phinma Energy Corp.                                 25,692,000      972,205
    Phoenix Petroleum Philippines, Inc.                  1,367,700      330,231
    RFM Corp.                                              976,000       86,983
    Rizal Commercial Banking Corp.                       4,653,148    5,255,664
    Robinsons Land Corp.                                28,198,650   14,367,563
    Robinsons Retail Holdings, Inc.                        451,100      774,729
    San Miguel Corp.                                     6,797,176   13,683,419
    San Miguel Pure Foods Co., Inc.                         65,450      399,543
    Security Bank Corp.                                  1,805,854    8,372,083
*   SSI Group, Inc.                                        979,000       84,317
    STI Education Systems Holdings, Inc.                 5,279,000      154,748
*   Top Frontier Investment Holdings, Inc.                 628,532    3,798,989
    Travellers International Hotel Group, Inc.           2,615,200      174,557
    Union Bank of the Philippines                        4,413,349    7,544,750
    Vista Land & Lifescapes, Inc.                       76,752,568    9,107,936
                                                                   ------------
TOTAL PHILIPPINES                                                   199,812,608
                                                                   ------------
POLAND -- (1.6%)
*   Agora SA                                               578,734    2,560,714
*   Alior Bank SA                                           75,980    1,353,518
    Asseco Poland SA                                     1,246,892   15,673,208
    Bank Handlowy w Warszawie SA                            11,944      235,970
*   Bank Millennium SA                                   4,094,917    8,788,083
*   Ciech SA                                               141,237    2,267,676
    Cyfrowy Polsat SA                                       45,237      322,457
#   Enea SA                                              2,423,548   10,215,972
    Firma Oponiarska Debica SA                              69,524    2,109,183
#*  Getin Holding SA                                     2,977,249    1,101,335
#*  Getin Noble Bank SA                                  1,094,168      428,825
    Grupa Azoty SA                                         188,442    3,685,708
    Grupa Kety SA                                           74,534    8,677,606
#*  Grupa Lotos SA                                       1,590,829   21,496,019
*   Impexmetal SA                                        3,948,513    4,833,978
    Kernel Holding SA                                      429,522    7,599,361
    KGHM Polska Miedz SA                                 1,523,681   51,837,640
    LC Corp. SA                                          1,199,107      637,271
    Lubelski Wegiel Bogdanka SA                             16,512      329,492
*   mBank SA                                                 4,616      583,898
    Netia SA                                             4,419,154    4,865,363
    Orbis SA                                               482,607   11,475,715
    PGE Polska Grupa Energetyczna SA                    12,172,462   44,358,652
*   PKP Cargo SA                                            24,007      413,974
    Polski Koncern Naftowy Orlen SA                      2,767,502   81,938,544

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
POLAND -- (Continued)
*   Powszechna Kasa Oszczednosci Bank Polski SA          2,080,474 $ 21,300,825
*   Tauron Polska Energia SA                            10,676,446   11,314,776
    Trakcja SA                                             627,176    2,368,922
*   Vistula Group SA                                        54,605       51,041
                                                                   ------------
TOTAL POLAND                                                        322,825,726
                                                                   ------------
RUSSIA -- (1.5%)
*   AFI Development P.L.C. GDR                              31,827        5,444
    Gazprom PJSC Sponsored ADR                          38,007,627  147,953,430
    Lukoil PJSC Sponsored ADR(BYZDW2900)                 1,526,223   71,114,727
    Lukoil PJSC Sponsored ADR(69343P105)                 1,145,002   53,975,394
    Magnitogorsk Iron & Steel Works PJSC Sponsored GDR   1,070,086    7,966,104
    Ros Agro P.L.C. GDR                                      2,630       31,560
    Rosneft Oil Co. PJSC GDR                             1,055,793    5,416,218
    RusHydro PJSC ADR                                    8,278,946   10,349,039
                                                                   ------------
TOTAL RUSSIA                                                        296,811,916
                                                                   ------------
SOUTH AFRICA -- (6.6%)
    Adcorp Holdings, Ltd.                                  928,995      994,035
    Aeci, Ltd.                                           1,553,804   12,492,999
    African Oxygen, Ltd.                                    47,765       68,171
#*  African Phoenix Investments, Ltd.                    9,264,952      499,331
    African Rainbow Minerals, Ltd.                       1,736,757   12,372,764
    Alexander Forbes Group Holdings, Ltd.                1,587,712      815,176
*   Allied Electronics Corp., Ltd. Class A                  13,724       12,621
    Alviva Holdings, Ltd.                                  902,939    1,393,412
*   Anglo American Platinum, Ltd.                          288,595    7,067,243
    AngloGold Ashanti, Ltd.                                975,942    9,859,997
#   AngloGold Ashanti, Ltd. Sponsored ADR                2,496,376   25,013,687
*   ArcelorMittal South Africa, Ltd.                     2,390,579      910,095
    Assore, Ltd.                                            10,627      172,113
*   Aveng, Ltd.                                          7,294,153    2,885,570
#   Barclays Africa Group, Ltd.                          5,739,415   63,006,744
    Barloworld, Ltd.                                     4,711,443   42,397,683
    Blue Label Telecoms, Ltd.                            2,410,396    3,099,903
#*  Brait SE                                             2,535,484   12,095,213
    Caxton and CTP Publishers and Printers, Ltd.         3,089,885    2,872,986
    Clover Industries, Ltd.                              1,395,079    1,774,875
*   Consolidated Infrastructure Group, Ltd.                703,402      843,136
    DataTec, Ltd.                                        3,584,698   15,620,067
#   DRDGOLD, Ltd.                                        5,384,649    1,797,465
*   enX Group, Ltd.                                        361,828      434,355
*   Evraz Highveld Steel and Vanadium, Ltd.                120,337          226
    Exxaro Resources, Ltd.                               2,328,068   19,223,997
    Gold Fields, Ltd.                                    2,955,389   11,789,797
#   Gold Fields, Ltd. Sponsored ADR                     12,800,244   51,072,974
#*  Grindrod, Ltd.                                       7,514,882    7,058,227
    Group Five, Ltd.                                     1,708,539    2,208,410
    Harmony Gold Mining Co., Ltd.                        1,877,478    3,355,157
    Harmony Gold Mining Co., Ltd. Sponsored ADR            491,788      890,136
    Hudaco Industries, Ltd.                                118,362    1,133,177
    Hulamin, Ltd.                                        1,953,365      948,860

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH AFRICA -- (Continued)
*   Impala Platinum Holdings, Ltd.                     5,228,472 $   13,960,073
#   Imperial Holdings, Ltd.                            2,144,069     28,320,761
#   Investec, Ltd.                                     3,376,347     25,268,899
    Invicta Holdings, Ltd.                                36,668        148,786
    KAP Industrial Holdings, Ltd.                      1,143,918        696,488
*   Kumba Iron Ore, Ltd.                                 433,832      6,475,373
#   Lewis Group, Ltd.                                  1,830,399      4,277,861
    Liberty Holdings, Ltd.                             1,721,995     14,773,160
    Merafe Resources, Ltd.                            24,571,877      2,534,839
    Metair Investments, Ltd.                           1,390,838      2,046,734
    MMI Holdings, Ltd.                                17,679,587     27,729,389
    Mpact, Ltd.                                        2,663,442      5,559,819
#   MTN Group, Ltd.                                   15,241,314    137,047,098
    Murray & Roberts Holdings, Ltd.                    6,887,754      7,238,816
*   Nampak, Ltd.                                       3,752,922      5,442,667
#   Nedbank Group, Ltd.                                3,003,198     49,950,633
    Omnia Holdings, Ltd.                                 606,938      6,266,893
    Peregrine Holdings, Ltd.                             854,949      1,944,794
#*  PPC, Ltd.                                          3,118,003      1,130,263
    Raubex Group, Ltd.                                 2,133,512      3,837,763
    RCL Foods, Ltd.                                      101,638        122,571
    Reunert, Ltd.                                        674,555      3,679,646
*   Royal Bafokeng Platinum, Ltd.                        469,845      1,093,252
    Sappi, Ltd.                                        7,508,496     49,736,819
    Sasol, Ltd.                                        4,145,981    124,968,169
#   Sasol, Ltd. Sponsored ADR                          1,735,363     52,303,841
    Sibanye Gold, Ltd.                                   388,257        495,567
#   Sibanye Gold, Ltd. Sponsored ADR                   2,355,355     12,153,632
#   Standard Bank Group, Ltd.                         16,569,484    205,839,086
*   Stefanutti Stocks Holdings, Ltd.                     526,548        123,996
#   Steinhoff International Holdings NV               25,059,548    125,397,116
*   Super Group, Ltd.                                  4,316,323     11,936,766
    Telkom SA SOC, Ltd.                                5,017,373     24,765,560
    Tongaat Hulett, Ltd.                               1,428,293     12,869,768
    Trencor, Ltd.                                      1,507,605      4,031,156
    Wilson Bayly Holmes-Ovcon, Ltd.                      487,561      5,065,616
                                                                 --------------
TOTAL SOUTH AFRICA                                                1,295,414,272
                                                                 --------------
SOUTH KOREA -- (16.6%)
#*  Ace Technologies Corp.                               162,428        627,959
    AJ Networks Co., Ltd.                                  6,134         38,098
#*  AJ Rent A Car Co., Ltd.                              267,287      2,414,325
*   Ajin Industrial Co., Ltd.                             29,353        176,414
*   Amotech Co., Ltd.                                      8,009        193,273
#   Asia Cement Co., Ltd.                                 15,230      1,183,407
#   ASIA Holdings Co., Ltd.                               22,087      2,250,531
#   Asia Paper Manufacturing Co., Ltd.                    67,385      1,198,260
*   Asiana Airlines, Inc.                                457,503      2,114,524
#*  AUK Corp.                                            396,786        886,038
#   Austem Co., Ltd.                                     205,571        645,330
#   Avaco Co., Ltd.                                       73,660        493,354
*   BH Co., Ltd.                                          39,972        740,100
    Bluecom Co., Ltd.                                     18,491        141,439

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    BNK Financial Group, Inc.                             3,021,010 $30,525,964
#   Bookook Securities Co., Ltd.                             29,302     688,763
*   Bubang Co., Ltd.                                          6,672      20,913
#   BYC Co., Ltd.                                               752     239,625
#*  Capro Corp.                                              87,634     471,565
*   Chemtronics Co., Ltd.                                     2,758      18,702
*   China Great Star International, Ltd.                    655,138     791,158
    Chinyang Holdings Corp.                                  83,580     238,409
#   Chokwang Paint, Ltd.                                     64,014     662,852
#   Chongkundang Holdings Corp.                               2,961     176,432
    Chosun Refractories Co., Ltd.                             9,716     776,120
    CJ Hellovision Co., Ltd.                                200,703   1,562,190
    CJ O Shopping Co., Ltd.                                   3,953     702,456
#   CKD Bio Corp.                                            20,325     386,139
    Cosmax BTI, Inc.                                          9,302     207,349
*   Cosmochemical Co., Ltd.                                  80,449     801,334
#   Dae Dong Industrial Co., Ltd.                           155,086     985,035
    Dae Han Flour Mills Co., Ltd.                            14,612   2,468,048
#   Dae Hyun Co., Ltd.                                      222,796     590,117
#   Dae Won Kang Up Co., Ltd.                               255,039     986,589
#*  Dae Young Packaging Co., Ltd.                         1,203,471     942,170
#   Dae-Il Corp.                                             71,782     673,106
#*  Daechang Co., Ltd.                                      526,706     562,513
    Daechang Forging Co., Ltd.                                  956      56,037
    Daeduck Electronics Co.                                 357,867   3,579,054
#   Daeduck GDS Co., Ltd.                                   300,804   5,075,032
#   Daegu Department Store                                   71,060     806,880
#   Daehan Steel Co., Ltd.                                  217,003   2,695,459
    Daekyo Co., Ltd.                                        184,455   1,356,959
    Daelim B&Co Co., Ltd.                                     5,133      37,133
    Daelim C&S Co., Ltd.                                      2,678      39,704
    Daelim Industrial Co., Ltd.                             292,271  23,950,817
#   Daesang Corp.                                           142,338   3,268,801
#   Daesang Holdings Co., Ltd.                              171,184   1,675,184
#   Daesung Holdings Co., Ltd.                               42,463     344,494
    Daewon San Up Co., Ltd.                                  35,547     233,986
*   Daewoo Engineering & Construction Co., Ltd.             264,196   1,935,006
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.      491,004     368,566
*   Dahaam E-Tec Co., Ltd.                                    3,535      10,661
    Daishin Securities Co., Ltd.                            629,382   8,607,482
#   Daou Data Corp.                                          20,273     220,007
    Daou Technology, Inc.                                   400,563   7,961,940
#*  Dasan Networks, Inc.                                    134,840     644,403
    Dayou Automotive Seat Technology Co., Ltd.               34,280      41,035
*   Dayou Plus Co., Ltd.                                     51,812      45,735
    DCM Corp.                                                 5,497      65,349
    DGB Financial Group, Inc.                             1,659,303  17,725,721
#   Display Tech Co., Ltd.                                   43,544     157,651
    Dong Ah Tire & Rubber Co., Ltd.                         102,583   2,523,640
    Dong-A Socio Holdings Co., Ltd.                           5,512     635,939
#   Dong-Ah Geological Engineering Co., Ltd.                133,757   1,636,276
    Dong-Il Corp.                                            18,581     957,795
#   Dongbang Transport Logistics Co., Ltd.                  302,271     456,474

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
*   DONGBU Co., Ltd.                                       496,039 $    329,673
*   Dongbu Securities Co., Ltd.                            416,559    1,489,355
#   Dongil Industries Co., Ltd.                             18,615    1,247,582
#*  Dongkook Industrial Co., Ltd.                          445,064      886,753
#   Dongkuk Industries Co., Ltd.                           307,351    1,299,049
    Dongkuk Steel Mill Co., Ltd.                           969,675   12,430,815
    DONGSUNG Corp.                                         150,599      869,401
    Dongwha Enterprise Co., Ltd.                               488       15,896
#   Dongwha Pharm Co., Ltd.                                 64,082      468,435
    Dongwon Development Co., Ltd.                          190,824      852,759
#*  Dongwoo Farm To Table Co., Ltd.                         14,971       56,655
#   Dongyang E&P, Inc.                                      35,199      413,325
#   Doosan Corp.                                           109,063   11,499,757
*   Doosan Engine Co., Ltd.                                112,890      416,282
#   Doosan Heavy Industries & Construction Co., Ltd.       525,053    9,667,134
#*  Doosan Infracore Co., Ltd.                           1,948,868   14,024,780
#   DRB Holding Co., Ltd.                                  121,656    1,036,078
    DY Corp.                                               241,543    1,554,531
#   e-LITECOM Co., Ltd.                                     87,616      729,924
    E-MART, Inc.                                           208,708   47,378,617
#   Eagon Industrial, Ltd.                                  74,065      625,337
#   Easy Bio, Inc.                                         136,168      841,998
#   Elentec Co., Ltd.                                      157,400      707,061
#   Eugene Corp.                                           666,799    3,752,990
#*  Eugene Investment & Securities Co., Ltd.             1,113,895    3,673,531
    Eusu Holdings Co., Ltd.                                 61,491      418,532
#   EVERDIGM Corp.                                          23,542      260,767
#*  FarmStory Co., Ltd.                                    404,990      519,385
#   Fine Technix Co., Ltd.                                 194,816      423,243
    Fursys, Inc.                                            28,479      851,553
#   Gaon Cable Co., Ltd.                                    27,059      623,556
#*  Global Display Co., Ltd.                                32,534      115,249
    GOLFZONNEWDIN Co., Ltd.                                176,033      884,533
#*  GS Engineering & Construction Corp.                    498,408   14,172,615
#*  GS Global Corp.                                        717,091    1,986,139
    GS Holdings Corp.                                      706,384   47,615,284
    Gwangju Shinsegae Co., Ltd.                              6,147    1,348,029
*   Halla Corp.                                             85,365      378,468
#   Halla Holdings Corp.                                   100,341    5,913,160
    Han Kuk Carbon Co., Ltd.                               147,844      791,772
    Hana Financial Group, Inc.                           3,032,933  138,384,065
#*  Hana Micron, Inc.                                      122,707      555,627
    Handsome Co., Ltd.                                     130,182    4,199,666
    Hanil Cement Co., Ltd.                                  56,106    6,212,060
#*  Hanjin Heavy Industries & Construction Co., Ltd.       571,915    2,266,382
*   Hanjin Heavy Industries & Construction Holdings
      Co., Ltd.                                            186,144      944,351
#*  Hanjin Kal Corp.                                       388,211    8,157,897
#   Hanjin Transportation Co., Ltd.                        131,754    3,716,155
#   Hankuk Glass Industries, Inc.                           17,640      486,635
#   Hankuk Paper Manufacturing Co., Ltd.                    38,167    1,007,808
    HanmiGlobal Co., Ltd.                                   13,645      144,410
#   Hanshin Construction                                    34,119      620,404
#*  Hansol Holdings Co., Ltd.                              600,100    3,340,803

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#*  Hansol HomeDeco Co., Ltd.                            1,061,281 $  1,413,176
    Hansol Paper Co., Ltd.                                 145,933    2,477,714
    Hanwha Chemical Corp.                                1,512,674   45,594,235
    Hanwha Corp.                                           740,315   32,380,123
#*  Hanwha Galleria Timeworld Co., Ltd.                      2,375       60,492
    Hanwha General Insurance Co., Ltd.                     312,123    2,802,973
#*  Hanwha Investment & Securities Co., Ltd.               915,980    3,009,335
#   Hanwha Life Insurance Co., Ltd.                      2,951,007   19,911,350
#*  Hanwha Techwin Co., Ltd.                                38,768    1,383,625
#   Hanyang Securities Co., Ltd.                            92,428      676,514
#   Harim Holdings Co., Ltd.                               169,922      633,408
#   Heung-A Shipping Co., Ltd.                           1,840,719    2,180,725
*   Heungkuk Fire & Marine Insurance Co., Ltd.               3,899       23,167
    Hite Jinro Co., Ltd.                                    26,408      565,156
    Hitejinro Holdings Co., Ltd.                           120,661    1,245,423
#   HMC Investment Securities Co., Ltd.                    253,009    2,690,557
#   HS R&A Co., Ltd.                                       444,400    1,173,126
#   Humax Co., Ltd.                                        213,284    2,058,071
#   Huons Global Co., Ltd.                                  16,573      516,095
#   Huvis Corp.                                             93,994      684,731
#   Hwa Shin Co., Ltd.                                     225,769    1,161,654
#   Hwacheon Machine Tool Co., Ltd.                         14,227      755,249
    Hwangkum Steel & Technology Co., Ltd.                   47,571      387,805
    HwaSung Industrial Co., Ltd.                            83,372    1,132,373
    Hy-Lok Corp.                                            32,474      668,738
#   Hyundai BNG Steel Co., Ltd.                            143,306    1,645,201
*   Hyundai Construction Equipment Co., Ltd.                 1,831      599,671
#   Hyundai Corp Holdings Inc.                              11,472      151,217
    Hyundai Corp.                                           77,699    1,412,815
    Hyundai Department Store Co., Ltd.                     192,187   19,066,706
#*  Hyundai Electric & Energy System Co., Ltd.               4,408    1,276,254
    Hyundai Engineering & Construction Co., Ltd.           837,183   33,857,748
    Hyundai Engineering Plastics Co., Ltd.                  35,356      219,665
#   Hyundai Greenfood Co., Ltd.                            206,999    3,381,347
#*  Hyundai Heavy Industries Co., Ltd.                     329,681   51,369,241
    Hyundai Home Shopping Network Corp.                     22,706    2,798,723
    Hyundai Hy Communications & Networks Co., Ltd.         339,011    1,266,339
    Hyundai Marine & Fire Insurance Co., Ltd.               49,244    1,997,883
#*  Hyundai Mipo Dockyard Co., Ltd.                        107,076   10,278,363
    Hyundai Mobis Co., Ltd.                                602,629  132,438,032
    Hyundai Motor Co.                                    1,864,864  241,417,148
#*  Hyundai Robotics Co., Ltd.                              30,906   12,165,759
    Hyundai Steel Co.                                    1,193,372   66,812,885
#   Hyundai Wia Corp.                                      216,602   13,359,165
#   Ilji Technology Co., Ltd.                               16,833       77,733
*   Iljin Display Co., Ltd.                                 36,252      254,265
#   Iljin Electric Co., Ltd.                               246,467      994,057
    Iljin Holdings Co., Ltd.                                11,969       61,753
#   Ilshin Spinning Co., Ltd.                               18,983    2,061,667
#   Ilsung Pharmaceuticals Co., Ltd.                         9,407    1,105,066
    iMarketKorea, Inc.                                      55,884      636,606
    Industrial Bank of Korea                             2,341,087   32,339,975
*   InnoWireless, Inc.                                       1,805       23,147

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#   Intergis Co., Ltd.                                      49,180 $    138,671
    Interpark Holdings Corp.                               394,929    2,022,249
    INTOPS Co., Ltd.                                       179,814    1,885,583
#   Inzi Controls Co., Ltd.                                 89,540      408,542
#   INZI Display Co., Ltd.                                 244,705      412,018
#   ISU Chemical Co., Ltd.                                 144,194    2,307,581
#   IsuPetasys Co., Ltd.                                   260,960    1,009,163
    Jahwa Electronics Co., Ltd.                             41,865      698,075
    JB Financial Group Co., Ltd.                         1,048,577    6,496,148
    Kangnam Jevisco Co., Ltd.                               38,897    1,407,705
    KB Financial Group, Inc.                               624,732   33,217,106
#   KB Financial Group, Inc. ADR                         2,925,241  155,622,821
#   KC Green Holdings Co., Ltd.                             37,685      208,409
#   KCC Corp.                                               54,579   21,271,109
    KCC Engineering & Construction Co., Ltd.                 1,770       17,074
*   KEC Corp.                                              476,623      411,434
#   Keyang Electric Machinery Co., Ltd.                    187,531      806,072
#   KG Chemical Corp.                                       73,410    1,024,448
    KG Eco Technology Service Co., Ltd.                    301,386    1,213,824
    KGMobilians Co., Ltd.                                   28,110      186,383
#   KH Vatec Co., Ltd.                                     153,792    1,143,429
#   Kia Motors Corp.                                     3,534,567  115,498,267
#   KISCO Corp.                                             64,894    2,508,001
#   KISCO Holdings Co., Ltd.                                12,088      813,257
#   Kishin Corp.                                           107,298      452,625
    KISWIRE, Ltd.                                           89,965    3,166,070
#*  KleanNara Co., Ltd.                                     95,819      428,192
*   KMH Co., Ltd.                                           42,370      393,778
    Kolao Holdings                                          83,871      414,661
#   Kolon Corp.                                              5,385      297,880
    Kolon Global Corp.                                      15,746      178,851
#   Kolon Industries, Inc.                                 237,409   13,934,822
#   Komelon Corp.                                           31,555      272,336
*   KONA I Co., Ltd.                                         2,101       24,606
#   Kook Soon Dang Brewery Co., Ltd.                       112,565      647,888
#   Korea Alcohol Industrial Co., Ltd.                      80,101      583,039
#   Korea Circuit Co., Ltd.                                151,297    1,816,813
    Korea Electric Terminal Co., Ltd.                        7,650      482,545
    Korea Export Packaging Industrial Co., Ltd.              5,290       91,241
#   Korea Flange Co., Ltd.                                  67,906      815,445
    Korea Investment Holdings Co., Ltd.                    464,428   29,550,509
*   Korea Line Corp.                                        76,045    2,193,483
    Korea Petrochemical Ind Co., Ltd.                          300       69,198
    Korean Reinsurance Co.                                 968,873   11,169,283
#   Kortek Corp.                                           110,330    1,380,510
#   KPX Chemical Co., Ltd.                                  17,639    1,122,310
    KSS LINE, Ltd.                                          82,558      722,627
    KT Submarine Co., Ltd.                                   8,222       33,506
*   KTB Investment & Securities Co., Ltd.                  638,122    2,045,359
    KTCS Corp.                                             262,143      558,873
    Ktis Corp.                                              52,974      153,572
#   Kukdo Chemical Co., Ltd.                                53,699    2,744,426
    Kukdong Oil & Chemicals Co., Ltd.                       26,930       82,172

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#*  Kumho Electric Co., Ltd.                                44,161 $    392,553
#   Kumho Industrial Co., Ltd.                              12,566      126,939
#*  Kumho Tire Co., Inc.                                   265,018    1,787,244
    Kumkang Kind Co., Ltd.                                   7,896      265,892
    Kwang Dong Pharmaceutical Co., Ltd.                     32,278      243,032
    Kwangju Bank Co., Ltd.                                 191,693    2,372,578
#*  Kyeryong Construction Industrial Co., Ltd.              38,242      611,071
    Kyobo Securities Co., Ltd.                             232,617    2,183,116
#   Kyung-In Synthetic Corp.                                59,228      210,270
#   Kyungbang, Ltd.                                        141,679    2,063,983
#   Kyungchang Industrial Co., Ltd.                         28,508      124,986
#   LEADCORP, Inc. (The)                                   145,879      985,580
    LF Corp.                                               238,705    6,689,722
    LG Corp.                                               793,859   53,480,373
#   LG Display Co., Ltd.                                 1,493,377   42,139,535
#   LG Display Co., Ltd. ADR                             4,048,932   57,616,302
#   LG Electronics, Inc.                                 1,692,217  101,439,280
    LG Hausys, Ltd.                                         43,873    4,311,816
    LG International Corp.                                 233,369    6,131,063
    LG Uplus Corp.                                         906,497   13,476,281
#   LMS Co., Ltd.                                           18,300      191,128
    Lock & Lock Co., Ltd.                                    8,142       97,874
    Lotte Chilsung Beverage Co., Ltd.                        7,771   11,210,851
    Lotte Confectionery Co., Ltd.                           16,259    2,957,095
    LOTTE Fine Chemical Co., Ltd.                           85,030    3,284,225
    Lotte Food Co., Ltd.                                     3,912    2,182,296
    LOTTE Himart Co., Ltd.                                 116,741    7,260,575
    Lotte Non-Life Insurance Co., Ltd.                     352,335      969,705
    Lotte Shopping Co., Ltd.                               123,317   28,966,882
    LS Corp.                                               166,539   12,518,588
*   Lumens Co., Ltd.                                       303,677    1,101,243
    MegaStudy Co., Ltd.                                      8,592      231,825
    MegaStudyEdu Co., Ltd.                                   2,475       78,020
    Meritz Financial Group, Inc.                            61,217      831,484
    Meritz Securities Co., Ltd.                            595,647    2,772,531
    Mi Chang Oil Industrial Co., Ltd.                        5,949      476,276
#   Mirae Asset Daewoo Co., Ltd.                         2,595,359   25,176,264
    Mirae Asset Life Insurance Co., Ltd.                   350,454    1,644,840
#   MK Electron Co., Ltd.                                  200,907    2,009,527
#*  MNTech Co., Ltd.                                       196,288    1,242,756
    Mobase Co., Ltd.                                        41,625      294,766
#   Moorim P&P Co., Ltd.                                   356,110    1,492,800
#*  Moorim Paper Co., Ltd.                                 210,130      512,790
#   Motonic Corp.                                           77,783      687,844
*   Namsun Aluminum Co., Ltd.                               20,402       22,338
    Namyang Dairy Products Co., Ltd.                         3,678    2,405,848
*   Neowiz                                                  44,731      481,639
#*  NEOWIZ HOLDINGS Corp.                                   76,012    1,041,845
#   Nexen Corp.                                            209,515    1,653,051
    Nexen Tire Corp.                                        25,503      303,142
#   NH Investment & Securities Co., Ltd.                 1,779,135   22,504,245
#*  NHN Entertainment Corp.                                 75,405    5,167,691
#   Nong Shim Holdings Co., Ltd.                            24,792    2,425,435

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
    NongShim Co., Ltd.                                      14,248 $  4,066,714
    NOROO Paint & Coatings Co., Ltd.                        75,288      587,866
#   NPC                                                    116,690      666,498
#   OCI Co., Ltd.                                          161,730   13,340,018
    Opto Device Technology Co., Ltd.                        26,621      182,759
#*  Paik Kwang Industrial Co., Ltd.                         23,328       55,411
#*  Pan Ocean Co., Ltd.                                  1,075,661    5,600,663
    Pang Rim Co., Ltd.                                       3,201       62,452
#*  PaperCorea, Inc.                                       340,867       91,714
#*  Paru Co., Ltd.                                           8,353       49,057
#   Poongsan Corp.                                         350,209   15,548,320
    Poongsan Holdings Corp.                                 58,844    3,018,167
    POSCO                                                  591,774  176,830,850
    POSCO Sponsored ADR                                  1,500,406  112,710,499
    POSCO Coated & Color Steel Co., Ltd.                    16,948      483,820
    Posco Daewoo Corp.                                     192,674    4,045,939
#*  Power Logics Co., Ltd.                                 285,879    1,195,018
#   Pyeong Hwa Automotive Co., Ltd.                        189,657    2,431,207
#*  RFTech Co., Ltd.                                       129,348      625,440
*   S&T Dynamics Co., Ltd.                                 351,780    2,924,779
#   S&T Holdings Co., Ltd.                                 112,070    1,653,682
    S&T Motiv Co., Ltd.                                     42,538    2,019,771
#   S-Energy Co., Ltd.                                      28,801      235,018
#   Sajo Industries Co., Ltd.                               31,047    2,122,534
    Sam Young Electronics Co., Ltd.                        167,169    2,053,521
#   Sambo Motors Co., Ltd.                                  14,459       70,388
    Samho Development Co., Ltd.                            146,072      654,769
#   SAMHWA Paints Industrial Co., Ltd.                      50,050      394,155
#   Samick Musical Instruments Co., Ltd.                   313,015      542,496
#*  Samji Electronics Co., Ltd.                             88,645      655,770
#*  Samjin LND Co., Ltd.                                    92,054      235,139
    Samkee Automotive Co., Ltd.                             14,490       47,403
    Sammok S-Form Co., Ltd.                                 70,142      860,851
*   SAMPYO Cement Co., Ltd.                                 78,703      271,483
    Samsung Card Co., Ltd.                                 237,498    8,422,274
    Samsung Electro-Mechanics Co., Ltd.                    284,226   23,736,574
#*  Samsung Heavy Industries Co., Ltd.                   2,281,752   22,834,653
    Samsung Life Insurance Co., Ltd.                       560,206   62,824,488
    Samsung SDI Co., Ltd.                                  423,312   63,609,814
    Samsung Securities Co., Ltd.                           572,940   20,768,104
    Samyang Corp.                                           21,992    1,995,742
    Samyang Holdings Corp.                                  47,871    4,920,517
    Samyang Tongsang Co., Ltd.                              19,826      878,414
#*  Samyoung Chemical Co., Ltd.                            258,455      340,586
#   SAVEZONE I&C Corp.                                      88,237      394,995
    SBS Media Holdings Co., Ltd.                           488,064    1,324,040
#   Seah Besteel Corp.                                     210,250    6,545,632
#   SeAH Holdings Corp.                                     12,963    1,865,639
    SeAH Steel Corp.                                        47,195    4,100,210
    Sebang Co., Ltd.                                       150,152    1,993,027
    Sebang Global Battery Co., Ltd.                         78,835    2,731,091
#   Sejong Industrial Co., Ltd.                            155,601    1,188,930
#   Sejoong Co., Ltd.                                       74,223      240,752

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
    Seohan Co., Ltd.                                        11,686 $     26,281
    Seohee Construction Co., Ltd.                        1,659,207    1,862,070
    Seoyon Co., Ltd.                                       108,978      959,679
    Seoyon E-Hwa Co., Ltd.                                   2,267       27,253
    Sewon Precision Industry Co., Ltd.                       3,019       44,518
*   SFA Semicon Co, Ltd.                                    56,493      151,349
#*  SG Corp.                                                59,208       53,963
#*  SG&G Corp.                                             346,094    1,181,464
    Shinhan Financial Group Co., Ltd.                    3,333,356  158,424,296
#   Shinhan Financial Group Co., Ltd. ADR                1,502,802   71,413,150
    Shinsegae Engineering & Construction Co., Ltd.           2,952       85,316
#   Shinsegae Information & Communication Co., Ltd.         13,644    1,005,261
#   Shinsegae, Inc.                                        107,142   22,769,457
#*  Shinsung Tongsang Co., Ltd.                            920,641      817,162
    Shinwha Intertek Corp.                                  12,743       35,442
#*  Shinwon Corp.                                           82,700      141,255
    Shinyoung Securities Co., Ltd.                          41,953    2,215,406
#*  Signetics Corp.                                        784,046      970,628
#   Silla Co., Ltd.                                         64,953      829,925
#*  SIMMTECH HOLDINGS Co., Ltd.                              3,959        9,946
    SIMPAC, Inc.                                            63,983      264,791
    Sindoh Co., Ltd.                                        58,026    2,988,553
    SJM Co., Ltd.                                           11,075       57,500
#   SK Chemicals Co., Ltd.                                 148,155    9,064,650
    SK Gas, Ltd.                                            57,310    5,889,074
    SK Innovation Co., Ltd.                                879,496  138,807,251
    SK Networks Co., Ltd.                                1,515,644    8,573,899
#*  SK Securities Co., Ltd.                              2,262,158    2,618,317
    SKC Co., Ltd.                                          263,544    8,530,611
    SL Corp.                                               236,436    4,698,884
#   Ssangyong Cement Industrial Co., Ltd.                  315,218    4,039,382
*   Ssangyong Information & Communication                   84,708      159,798
*   Ssangyong Motor Co.                                     13,816       77,005
#   Sun Kwang Co., Ltd.                                     25,998      423,967
#   Sunchang Corp.                                          50,531      447,640
#   Sung Kwang Bend Co., Ltd.                              156,885    1,386,825
#   Sungchang Enterprise Holdings, Ltd.                    326,002      842,366
#   Sungdo Engineering & Construction Co., Ltd.             83,526      500,114
#*  Sungshin Cement Co., Ltd.                              265,760    1,758,018
    Sungwoo Hitech Co., Ltd.                               528,973    3,374,192
#   Tae Kyung Industrial Co., Ltd.                         120,772      540,153
    Taekwang Industrial Co., Ltd.                            5,092    5,618,497
#*  Taewoong Co., Ltd.                                      86,885    1,772,735
*   Taeyoung Engineering & Construction Co., Ltd.          608,502    5,012,405
    Tailim Packaging Co., Ltd.                              26,989       61,987
*   TBH Global Co., Ltd.                                   191,949    1,833,212
#*  Thinkware Systems Corp.                                 55,627      568,895
#*  TK Chemical Corp.                                      655,365    1,298,524
    TK Corp.                                               104,236      894,805
#   Tong Yang Moolsan Co., Ltd.                            435,710      730,172
    Tongyang Life Insurance Co., Ltd.                      521,662    4,536,552
    Tongyang pile, Inc.                                      3,143       20,163
    Tongyang, Inc.                                         200,392      399,772

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
#   Top Engineering Co., Ltd.                            104,589 $      634,525
#   Tovis Co., Ltd.                                      103,284        826,771
#   TS Corp.                                              71,881      1,692,016
#   Ubiquoss Holdings, Inc.                               73,750        423,306
*   Ubiquoss, Inc.                                         3,568         63,937
#   UIL Co., Ltd.                                         51,186        320,799
#   Uju Electronics Co., Ltd.                             52,978        700,316
    Unid Co., Ltd.                                        69,683      3,178,553
#   Uniquest Corp.                                        20,797        139,637
    Visang Education, Inc.                                32,565        379,706
#*  WillBes & Co. (The)                                  807,781      1,507,850
#   Wiscom Co., Ltd.                                      32,980        138,849
*   Wonik Holdings Co., Ltd.                             139,712      1,071,967
*   Woongjin Co., Ltd.                                   243,455        489,593
*   Woongjin Thinkbig Co., Ltd.                           27,038        172,682
    Woori Bank                                         2,388,988     40,801,664
    Woori Bank Sponsored ADR                               7,135        365,740
#   Wooshin Systems Co., Ltd.                             36,176        228,169
#   WooSung Feed Co., Ltd.                               255,261        700,360
#   Y G-1 Co., Ltd.                                       91,652        953,942
    YESCO Co., Ltd.                                       32,554      1,114,301
#   Yoosung Enterprise Co., Ltd.                         194,315        708,325
#   YooSung T&S Co., Ltd.                                196,580        748,380
    Youlchon Chemical Co., Ltd.                          149,102      1,845,399
#   Young Poong Corp.                                      3,849      4,258,319
#   Young Poong Precision Corp.                          128,245      1,076,227
#   Youngone Corp.                                        21,524        630,601
    Youngone Holdings Co., Ltd.                            8,414        404,330
#*  Yuanta Securities Korea Co., Ltd.                    476,080      1,651,125
#   YuHwa Securities Co., Ltd.                            28,274        391,671
#   Zeus Co., Ltd.                                        46,785        715,159
                                                                 --------------
TOTAL SOUTH KOREA                                                 3,270,555,759
                                                                 --------------
TAIWAN -- (15.9%)
    Ability Enterprise Co., Ltd.                       2,636,330      1,650,271
#   AcBel Polytech, Inc.                                 586,000        451,077
#   Acer, Inc.                                        31,848,109     15,649,886
#   ACES Electronic Co., Ltd.                          1,304,000      1,207,633
#   Achem Technology Corp.                             3,438,318      1,161,655
#*  Advanced Connectek, Inc.                           2,107,000        725,211
    Advanced International Multitech Co., Ltd.           374,000        437,734
#   Advanced Optoelectronic Technology, Inc.             216,000        247,748
    Advancetek Enterprise Co., Ltd.                       53,000         36,589
#*  AGV Products Corp.                                 6,174,211      1,588,726
#   AimCore Technology Co., Ltd.                         785,797        636,515
*   Airmate Cayman International Co., Ltd.                26,000         25,552
#   Alchip Technologies, Ltd.                            263,000        694,547
#   Alcor Micro Corp.                                    522,000        312,746
#   Allis Electric Co., Ltd.                           1,250,000        438,162
    Alpha Networks, Inc.                               4,590,313      3,753,627
#   Altek Corp.                                        3,407,365      2,969,291
#   Ambassador Hotel (The)                             1,217,000        940,997
#   AMPOC Far-East Co., Ltd.                           1,402,000      1,163,154

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
#   AmTRAN Technology Co., Ltd.                         10,964,956 $ 7,061,931
#   Apacer Technology, Inc.                                356,210     478,382
#   APCB, Inc.                                           2,232,000   2,331,570
#   Apex International Co., Ltd.                           775,032     659,760
    Apex Science & Engineering                             211,536      61,594
#   Arcadyan Technology Corp.                            1,941,675   3,025,903
    Ardentec Corp.                                       5,512,058   5,104,108
*   Arima Communications Corp.                              86,000      12,219
#   Asia Cement Corp.                                   24,175,589  21,366,449
#   Asia Optical Co., Inc.                               3,971,290   9,347,130
*   Asia Pacific Telecom Co., Ltd.                       6,816,000   2,415,679
    Asia Plastic Recycling Holding, Ltd.                 2,302,585   1,056,210
#   Asia Polymer Corp.                                   5,372,075   3,257,205
#   Asia Vital Components Co., Ltd.                      4,376,984   3,835,589
    ASROCK, Inc.                                           113,000     269,350
    Asustek Computer, Inc.                               2,613,000  24,301,706
#   AU Optronics Corp.                                  65,843,812  26,655,421
#   AU Optronics Corp. Sponsored ADR                     9,323,617  37,480,940
#   Audix Corp.                                          1,375,332   1,757,324
#   Avermedia Technologies                               2,505,000     875,168
*   Avision, Inc.                                        1,540,555     340,524
    AVY Precision Technology, Inc.                         574,680   1,019,851
#   Bank of Kaohsiung Co., Ltd.                          6,299,617   2,138,316
#   BenQ Materials Corp.                                 1,013,000     553,436
#   BES Engineering Corp.                               20,381,443   4,396,203
#*  Biostar Microtech International Corp.                2,398,055   1,319,693
#   Bright Led Electronics Corp.                         1,691,000     836,900
#   C Sun Manufacturing, Ltd.                            2,107,837   1,441,218
#*  Cameo Communications, Inc.                           2,551,197     708,484
    Capital Securities Corp.                            26,984,447   8,873,375
    Career Technology MFG. Co., Ltd.                     3,498,000   2,324,280
*   Carnival Industrial Corp.                            4,943,000     787,025
#   Casetek Holdings, Ltd.                               1,759,000   5,556,276
#   Cathay Chemical Works                                  812,000     411,559
    Cathay Financial Holding Co., Ltd.                  42,958,000  69,995,125
    Cathay Real Estate Development Co., Ltd.             9,972,694   5,729,265
#   Celxpert Energy Corp.                                  332,000     282,966
#   Central Reinsurance Co., Ltd.                        1,626,016     794,119
#*  Chain Chon Industrial Co., Ltd.                        513,000     309,832
    ChainQui Construction Development Co., Ltd.          1,248,173     789,754
#*  Champion Building Materials Co., Ltd.                6,044,828   1,477,747
    Chang Hwa Commercial Bank, Ltd.                     88,328,937  51,780,959
    Chang Wah Electromaterials, Inc.                        46,800     213,200
    Channel Well Technology Co., Ltd.                      534,000     466,019
    Charoen Pokphand Enterprise                          1,321,825   3,017,313
    CHC Healthcare Group                                    82,000     112,304
#   Cheng Loong Corp.                                   13,929,659   7,311,949
#   Cheng Uei Precision Industry Co., Ltd.               6,662,635   9,036,907
#   Chenming Mold Industry Corp.                           334,000     214,363
#   Chia Chang Co., Ltd.                                 1,615,000   1,307,744
#   Chia Hsin Cement Corp.                               6,869,191   2,435,079
    Chien Kuo Construction Co., Ltd.                     4,407,247   1,300,782
    Chilisin Electronics Corp.                             224,748     561,604

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
#*  Chimei Materials Technology Corp.                     2,619,000 $ 1,173,754
#   Chin-Poon Industrial Co., Ltd.                        2,494,815   4,925,268
    China Airlines, Ltd.                                 48,091,353  14,779,291
    China Bills Finance Corp.                             2,137,000   1,057,993
#   China Chemical & Pharmaceutical Co., Ltd.             4,158,264   2,465,682
    China Development Financial Holding Corp.           144,065,734  43,451,677
#*  China Electric Manufacturing Corp.                    4,019,200   1,063,081
    China General Plastics Corp.                          5,533,541   5,306,480
    China Glaze Co., Ltd.                                 1,794,799     706,902
    China Life Insurance Co., Ltd.                       27,462,959  29,057,087
#   China Man-Made Fiber Corp.                           13,030,303   3,839,818
#   China Metal Products                                  4,377,969   4,414,700
    China Motor Corp.                                     6,171,749   5,332,748
#*  China Petrochemical Development Corp.                29,095,397  12,141,798
#   China Steel Corp.                                    82,567,320  67,796,912
#   China Steel Structure Co., Ltd.                       1,435,219     974,474
    China Synthetic Rubber Corp.                          8,768,794   9,920,789
#   China Wire & Cable Co., Ltd.                          1,580,600   1,359,827
#   Chinese Maritime Transport, Ltd.                      1,338,270   1,205,824
    Chipbond Technology Corp.                             6,695,000  11,028,042
#   ChipMOS TECHNOLOGIES, Inc.                            1,181,229   1,160,952
    ChipMOS TECHNOLOGIES, Inc. ADR                           37,146     722,118
    Chong Hong Construction Co., Ltd.                       121,000     287,302
#   Chun YU Works & Co., Ltd.                             3,273,000   1,538,666
    Chun Yuan Steel                                       6,542,287   2,480,461
#*  Chung Hung Steel Corp.                                1,210,000     406,820
#   Chung Hwa Pulp Corp.                                  6,040,353   2,029,814
    Chung-Hsin Electric & Machinery Manufacturing Corp.   5,954,250   4,178,989
*   Chunghwa Picture Tubes, Ltd.                         51,746,412   2,826,723
    Clevo Co.                                             1,405,000   1,255,584
#*  CMC Magnetics Corp.                                  34,869,621   4,477,025
#   CoAsia Microelectronics Corp.                           421,797     211,706
    Coland Holdings, Ltd.                                    92,000     122,172
    Collins Co., Ltd.                                     2,011,224     752,580
    Compal Electronics, Inc.                             72,346,332  48,048,262
    Compeq Manufacturing Co., Ltd.                       19,439,000  17,920,165
    Concord Securities Co., Ltd.                          1,769,000     386,080
#   Continental Holdings Corp.                            6,662,540   2,537,593
    Contrel Technology Co., Ltd.                            118,000      75,931
    Coretronic Corp.                                      6,522,800   8,251,760
    Coxon Precise Industrial Co., Ltd.                    2,059,000   1,896,474
#   Creative Sensor, Inc.                                   475,000     343,851
#*  CSBC Corp. Taiwan                                     6,395,654   2,774,859
    CTBC Financial Holding Co., Ltd.                    115,729,073  74,352,255
    CviLux Corp.                                             70,000      74,890
    CX Technology Co., Ltd.                                  48,000      43,483
    Cyberlink Corp.                                          35,000      73,522
    CyberTAN Technology, Inc.                               727,000     487,241
#   D-Link Corp.                                         10,457,552   3,857,477
#   DA CIN Construction Co., Ltd.                         2,403,579   1,404,732
    Da-Li Development Co., Ltd.                              77,077      61,639
#*  Danen Technology Corp.                                  816,000     174,019
#   Darfon Electronics Corp.                              4,185,950   3,554,300

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
    Darwin Precisions Corp.                               6,140,635 $ 2,582,870
#   Delpha Construction Co., Ltd.                         1,614,016     743,032
#   Depo Auto Parts Ind Co., Ltd.                           233,000     633,076
    Dimerco Express Corp.                                   188,000     133,812
#*  Dynamic Electronics Co., Ltd.                         4,422,324   1,735,250
    Dynapack International Technology Corp.                 414,000     537,116
    E Ink Holdings, Inc.                                  8,709,000   9,310,857
*   E-Ton Solar Tech Co., Ltd.                            3,546,443     975,505
    E.Sun Financial Holding Co., Ltd.                    87,455,039  55,752,372
#   Edimax Technology Co., Ltd.                           3,066,902   1,040,539
#*  Edison Opto Corp.                                     1,362,000     618,238
#   Edom Technology Co., Ltd.                               689,046     371,950
    Elite Semiconductor Memory Technology, Inc.             576,000     680,123
#*  Elitegroup Computer Systems Co., Ltd.                 5,247,395   3,429,519
    Emerging Display Technologies Corp.                      45,000      13,956
    ENG Electric Co., Ltd.                                1,480,344     784,305
#   EnTie Commercial Bank Co., Ltd.                       2,271,232     962,568
#*  Epistar Corp.                                        13,810,869  13,202,178
    Eson Precision Ind. Co., Ltd.                           295,000     461,658
    Eternal Materials Co., Ltd.                           1,679,292   1,889,552
*   Etron Technology, Inc.                                  643,000     253,077
    Eva Airways Corp.                                    19,187,548   9,298,185
#   Everest Textile Co., Ltd.                             3,495,002   1,858,221
    Evergreen International Storage & Transport Corp.     9,271,000   4,298,249
*   Evergreen Marine Corp. Taiwan, Ltd.                  18,671,607  10,231,694
    Everlight Chemical Industrial Corp.                     333,950     197,373
    Everlight Electronics Co., Ltd.                       2,262,000   3,440,808
#   Excelsior Medical Co., Ltd.                           1,393,726   2,217,612
#   EZconn Corp.                                             80,000     117,570
    Far Eastern Department Stores, Ltd.                   9,258,445   4,615,140
    Far Eastern International Bank                       29,351,994   9,682,175
    Far Eastern New Century Corp.                        16,863,528  13,879,043
#*  Farglory F T Z Investment Holding Co., Ltd.           1,258,000     560,671
    Farglory Land Development Co., Ltd.                   3,034,264   3,798,872
#   Federal Corp.                                         7,690,160   3,619,892
    Feedback Technology Corp.                                78,000     173,205
    Feng Hsin Steel Co., Ltd.                               209,000     357,901
*   First Copper Technology Co., Ltd.                     2,890,750   1,029,614
    First Financial Holding Co., Ltd.                   144,043,234  97,291,286
#   First Hotel                                           1,594,590     887,010
#   First Insurance Co., Ltd. (The)                       3,940,064   1,800,529
#*  First Steamship Co., Ltd.                             9,048,360   2,753,535
#   FocalTech Systems Co., Ltd.                             874,000   1,141,632
    Forest Water Environment Engineering Co., Ltd.           32,000      63,490
#   Formosa Advanced Technologies Co., Ltd.               2,188,000   2,034,716
    Formosa Chemicals & Fibre Corp.                         351,000   1,057,532
    Formosa Taffeta Co., Ltd.                             9,180,511   9,090,396
    Formosan Rubber Group, Inc.                           6,879,505   3,426,809
#   Formosan Union Chemical                               3,123,034   2,062,651
#   Fortune Electric Co., Ltd.                              443,000     254,313
#   Founding Construction & Development Co., Ltd.         3,491,418   1,826,848
    Foxconn Technology Co., Ltd.                          8,452,142  25,412,858
#   Foxlink Image Technology Co., Ltd.                    1,568,000     889,706

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
#   Froch Enterprise Co., Ltd.                           2,358,734 $  1,109,605
    FSP Technology, Inc.                                 1,976,292    1,579,968
#   Fubon Financial Holding Co., Ltd.                   87,120,471  135,337,632
    Fulgent Sun International Holding Co., Ltd.             41,922      118,790
#   Fullerton Technology Co., Ltd.                       1,517,200    1,202,388
#   Fulltech Fiber Glass Corp.                           5,152,690    2,464,649
    Fwusow Industry Co., Ltd.                            2,842,119    1,685,376
#   G Shank Enterprise Co., Ltd.                         2,144,902    1,887,149
#   Gallant Precision Machining Co., Ltd.                  858,000      658,333
    Gemtek Technology Corp.                              4,459,962    3,871,392
*   Genesis Photonics, Inc.                              2,615,810      234,800
*   Genius Electronic Optical Co., Ltd.                    650,000    7,436,444
    Getac Technology Corp.                               3,959,065    5,007,388
#   Giantplus Technology Co., Ltd.                       3,199,100    1,999,997
    Gigabyte Technology Co., Ltd.                        8,176,287   10,448,186
#*  Gigastorage Corp.                                    5,086,600    2,921,725
#*  Gintech Energy Corp.                                 8,128,044    4,441,560
#*  Global Brands Manufacture, Ltd.                      4,583,951    1,701,793
#   Global Lighting Technologies, Inc.                     889,000    1,389,109
    Global Mixed Mode Technology, Inc.                      73,000      162,541
    Globe Union Industrial Corp.                         3,368,625    2,522,702
    Gloria Material Technology Corp.                     6,931,116    4,624,352
#*  Gold Circuit Electronics, Ltd.                       7,018,965    2,370,561
#*  Goldsun Building Materials Co., Ltd.                18,172,261    5,650,040
#   Good Will Instrument Co., Ltd.                         552,746      418,915
    Grand Ocean Retail Group, Ltd.                         304,000      235,700
    Grand Pacific Petrochemical                         14,804,000   10,698,843
#   Great China Metal Industry                             902,000      760,242
    Great Wall Enterprise Co., Ltd.                      6,865,597    7,448,368
#*  Green Energy Technology, Inc.                        3,762,880    1,775,687
#   Green Seal Holding, Ltd.                               285,000      834,861
#   GTM Holdings Corp.                                   1,918,000    1,097,764
#   Hannstar Board Corp.                                 4,884,635    2,382,455
#*  HannStar Display Corp.                              40,927,435   12,366,461
*   HannsTouch Solution, Inc.                            2,787,481      936,380
    Hanpin Electron Co., Ltd.                              108,000      138,562
#*  Harvatek Corp.                                       2,874,553      984,193
#   Hey Song Corp.                                       2,920,500    3,070,808
#   Hiroca Holdings, Ltd.                                  599,000    2,133,034
*   HiTi Digital, Inc.                                     127,000       45,200
#   Hitron Technology, Inc.                              2,134,885    1,395,498
#*  Ho Tung Chemical Corp.                              11,444,474    3,139,024
#*  Hocheng Corp.                                        4,271,300    1,291,501
    Hold-Key Electric Wire & Cable Co., Ltd.               118,124       32,746
#   Holy Stone Enterprise Co., Ltd.                      3,058,650    3,743,230
    Hon Hai Precision Industry Co., Ltd.                26,120,240  101,583,564
#   Hong Pu Real Estate Development Co., Ltd.            3,669,655    2,837,634
#   Hong TAI Electric Industrial                         3,336,000    1,092,033
#   Hong YI Fiber Industry Co.                             225,000      163,188
*   Horizon Securities Co., Ltd.                         5,860,000    1,270,469
#   Hsin Kuang Steel Co., Ltd.                           3,124,124    3,128,264
#   Hsing TA Cement Co.                                  1,864,782      639,620
#*  HTC Corp.                                            6,559,000   15,568,395

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
*   HUA ENG Wire & Cable Co., Ltd.                        6,538,035 $ 2,188,121
#   Hua Nan Financial Holdings Co., Ltd.                 59,307,965  34,663,783
#   Huaku Development Co., Ltd.                           1,844,000   3,901,709
    Huang Hsiang Construction Corp.                       1,052,000   1,276,626
#   Hung Ching Development & Construction Co., Ltd.       1,906,468   1,235,401
#   Hung Sheng Construction, Ltd.                         6,518,892   4,242,768
#   Huxen Corp.                                             275,281     382,233
*   Hwacom Systems, Inc.                                    333,000     127,214
#*  I-Chiun Precision Industry Co., Ltd.                  2,708,000     834,866
#*  Ichia Technologies, Inc.                              2,113,260   1,326,021
    Ideal Bike Corp.                                         80,271      30,032
    Infortrend Technology, Inc.                           1,077,000     538,717
#   Innolux Corp.                                       150,377,544  73,355,337
    Inpaq Technology Co., Ltd.                              315,000     281,445
#   Inventec Corp.                                       31,534,277  25,190,220
    ITE Technology, Inc.                                  1,908,479   2,064,870
    Jarllytec Co., Ltd.                                     422,000     844,931
#   Jess-Link Products Co., Ltd.                          1,273,000   1,220,268
    Jih Sun Financial Holdings Co., Ltd.                  8,238,814   1,934,544
#   Jinli Group Holdings, Ltd.                            1,033,200   1,257,352
    Johnson Health Tech Co., Ltd.                            22,000      26,777
#   K Laser Technology, Inc.                              1,814,601     910,927
#   Kang Na Hsiung Enterprise Co., Ltd.                   1,687,078     603,143
#   Kaulin Manufacturing Co., Ltd.                        2,419,656   1,530,493
#   KEE TAI Properties Co., Ltd.                          1,968,000     651,666
#   Kenmec Mechanical Engineering Co., Ltd.               1,954,000     626,987
    Kindom Construction Corp.                             5,922,000   3,569,594
    King Chou Marine Technology Co., Ltd.                    56,100      63,972
#   King Yuan Electronics Co., Ltd.                      16,246,805  16,180,861
    King's Town Bank Co., Ltd.                           11,404,012  11,784,692
*   King's Town Construction Co., Ltd.                      169,380     134,056
#*  Kinko Optical Co., Ltd.                               1,853,000   2,082,145
#   Kinpo Electronics                                    19,880,375   7,277,930
#   Kinsus Interconnect Technology Corp.                  2,670,000   7,196,477
#   KS Terminals, Inc.                                      747,880   1,389,914
#*  Kung Sing Engineering Corp.                           3,352,000   1,165,646
#   Kuo Toong International Co., Ltd.                     1,048,160     709,692
    Kuoyang Construction Co., Ltd.                        7,051,840   3,258,214
#   Kwong Fong Industries Corp.                           1,776,611   1,361,845
    Kwong Lung Enterprise Co., Ltd.                          58,000      86,503
#*  KYE Systems Corp.                                     4,215,909   1,251,448
#   L&K Engineering Co., Ltd.                             2,117,000   2,557,162
#*  LAN FA Textile                                        3,125,713     877,155
    LCY Chemical Corp.                                    2,284,000   3,314,425
#   Leader Electronics, Inc.                              1,966,056     664,559
#*  Lealea Enterprise Co., Ltd.                          11,750,941   4,243,108
#   Ledtech Electronics Corp.                               660,000     273,253
    LEE CHI Enterprises Co., Ltd.                         3,199,900   1,096,694
#   Lelon Electronics Corp.                                  94,620     127,284
    Leofoo Development Co., Ltd.                          4,911,908   1,343,301
*   LES Enphants Co., Ltd.                                  877,000     319,365
#*  Lextar Electronics Corp.                              5,413,000   3,155,590
#*  Li Peng Enterprise Co., Ltd.                          9,229,381   2,588,715

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
TAIWAN -- (Continued)
#   Lien Hwa Industrial Corp.                            8,495,147 $  7,905,492
#   Lingsen Precision Industries, Ltd.                   6,447,480    3,135,242
#   Lite-On Semiconductor Corp.                          3,397,729    3,362,207
    Lite-On Technology Corp.                            29,285,738   47,396,530
    Long Bon International Co., Ltd.                       265,000      139,090
#   Long Chen Paper Co., Ltd.                           10,966,235   13,801,582
#   Longwell Co.                                         1,556,000    1,957,380
    Lotes Co., Ltd.                                        749,000    4,330,532
#   Lucky Cement Corp.                                   3,294,000      968,701
#*  LuxNet Corp.                                           382,000      405,474
    Macroblock, Inc.                                        46,000      115,723
#*  Macronix International                              50,810,913   27,701,734
#   Marketech International Corp.                        1,965,000    2,509,823
#   Masterlink Securities Corp.                         17,714,489    4,745,698
#   Mayer Steel Pipe Corp.                               2,379,456    1,048,191
#   Maywufa Co., Ltd.                                      252,070      113,125
    MediaTek, Inc.                                       3,309,000   29,128,823
#   Mega Financial Holding Co., Ltd.                   123,585,796  104,596,907
#   Meiloon Industrial Co.                               1,426,084    1,231,239
    Mercuries & Associates Holding, Ltd.                 2,634,333    1,979,634
*   Mercuries Life Insurance Co., Ltd.                   6,924,559    3,623,214
#   MIN AIK Technology Co., Ltd.                         1,324,000    1,332,941
#   Mitac Holdings Corp.                                 9,144,754   10,939,730
*   Mosel Vitelic, Inc.                                  1,382,506      140,194
#*  Motech Industries, Inc.                              6,728,658    5,410,561
    Nan Ren Lake Leisure Amusement Co., Ltd.             1,652,000      438,689
#   Nan Ya Printed Circuit Board Corp.                   3,428,000    2,684,569
#   Nantex Industry Co., Ltd.                            1,811,390    1,335,135
#*  Neo Solar Power Corp.                                5,692,056    2,628,865
    New Asia Construction & Development Corp.            1,810,304      424,421
    New Era Electronics Co., Ltd.                          203,000      137,785
#   Nien Hsing Textile Co., Ltd.                         4,331,721    3,235,062
#   Nishoku Technology, Inc.                               324,000      843,383
*   O-TA Precision Industry Co., Ltd.                       24,000       10,251
*   Ocean Plastics Co., Ltd.                               265,000      231,724
*   Optimax Technology Corp.                               499,597       63,127
#   OptoTech Corp.                                       8,601,000    4,637,985
*   Orient Semiconductor Electronics, Ltd.               1,666,000      484,791
    Oriental Union Chemical Corp.                          408,000      379,383
    P-Two Industries, Inc.                                  28,000       17,654
#   Pacific Construction Co.                             2,487,452      865,623
    Pan Jit International, Inc.                          5,163,837    3,246,338
#   Pan-International Industrial Corp.                   5,339,444    5,189,229
#   Paragon Technologies Co., Ltd.                         952,191      631,981
#   Pegatron Corp.                                      25,738,998   83,947,778
#*  Phihong Technology Co., Ltd.                         3,918,882    1,576,600
    Plastron Precision Co., Ltd.                            14,000       10,381
    Portwell, Inc.                                       1,018,000    1,651,256
    Pou Chen Corp.                                      14,207,550   19,192,674
    Powertech Industrial Co., Ltd.                         124,000       85,109
#*  President Securities Corp.                          12,999,351    6,026,882
*   Prime Electronics & Satellitics, Inc.                  406,000      129,557
    Prince Housing & Development Corp.                   6,303,018    2,274,907

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
#   Promise Technology, Inc.                                909,000 $   389,648
    Prosperity Dielectrics Co., Ltd.                        189,000     149,127
    Qisda Corp.                                          28,937,171  22,889,889
#   Qualipoly Chemical Corp.                                217,756     214,566
#   Quanta Storage, Inc.                                  2,218,000   3,051,891
#   Quintain Steel Co., Ltd.                              4,634,684   1,361,773
#   Radiant Opto-Electronics Corp.                        4,795,000  11,390,650
*   Radium Life Tech Co., Ltd.                            9,154,124   4,016,858
#   Rich Development Co., Ltd.                            7,252,054   2,328,873
#*  Ritek Corp.                                          25,926,669   4,375,528
#*  Rotam Global Agrosciences, Ltd.                         398,693     430,966
#*  Ruentex Development Co., Ltd.                         3,058,000   3,311,894
    Sampo Corp.                                           7,043,925   3,520,758
    San Fang Chemical Industry Co., Ltd.                     11,000      13,042
    San Far Property, Ltd.                                   71,000      28,218
    Sanyang Motor Co., Ltd.                               2,323,624   1,610,770
    SDI Corp.                                               179,000     377,082
#   Sesoda Corp.                                          1,687,713   1,586,195
    Shan-Loong Transportation Co., Ltd.                     115,000     129,331
    Sharehope Medicine Co., Ltd.                             12,000      15,094
    Sheng Yu Steel Co., Ltd.                              1,935,000   2,274,622
#   ShenMao Technology, Inc.                              1,143,000   1,095,013
#   Shih Her Technologies, Inc.                             411,000     417,126
*   Shih Wei Navigation Co., Ltd.                         3,061,288     897,005
#   Shihlin Electric & Engineering Corp.                  4,496,000   5,928,939
#   Shin Kong Financial Holding Co., Ltd.               118,064,430  31,561,339
    Shin Zu Shing Co., Ltd.                               1,507,000   4,599,635
*   Shining Building Business Co., Ltd.                     294,945     100,103
#   Shinkong Insurance Co., Ltd.                          3,577,412   3,021,557
    Shinkong Synthetic Fibers Corp.                      23,394,754   7,105,635
#*  Shuttle, Inc.                                         4,367,015   1,533,088
    Sigurd Microelectronics Corp.                         6,398,047   5,951,405
#*  Silicon Integrated Systems Corp.                      4,978,808   1,188,970
#   Silitech Technology Corp.                               824,803     527,458
    Simplo Technology Co., Ltd.                             675,000   2,144,371
    Sincere Navigation Corp.                              5,245,740   3,481,734
    Sinher Technology, Inc.                                 159,000     279,726
#   Sino-American Silicon Products, Inc.                  8,372,000  16,792,160
#   Sinon Corp.                                           5,951,877   2,936,172
#   SinoPac Financial Holdings Co., Ltd.                126,472,250  39,655,546
#   Sirtec International Co., Ltd.                          231,000     341,851
#   Siward Crystal Technology Co., Ltd.                   2,519,875   1,723,298
*   Solar Applied Materials Technology Co.                2,349,000   1,021,963
#*  Solartech Energy Corp.                                4,352,165   2,017,556
    Solomon Technology Corp.                                214,000     131,567
    Solteam Electronics Co., Ltd.                            39,000      52,131
#   Southeast Cement Co., Ltd.                            3,220,700   1,627,129
#   Spirox Corp.                                            505,563     305,656
#   Stark Technology, Inc.                                1,835,200   1,784,096
    Sunko INK Co., Ltd.                                      76,000      33,567
    Sunonwealth Electric Machine Industry Co., Ltd.         103,421     146,061
#   Sunplus Technology Co., Ltd.                          8,499,620   3,921,429
    Sunrex Technology Corp.                               1,783,273   1,201,326

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
#   Sunspring Metal Corp.                                   540,000 $   736,141
#   Supreme Electronics Co., Ltd.                         4,785,441   4,705,106
    Swancor Holding Co., Ltd.                               105,000     298,251
#   Sweeten Real Estate Development Co., Ltd.             1,335,143     607,790
    Syncmold Enterprise Corp.                                68,000     147,087
    Synnex Technology International Corp.                 5,999,550   6,671,171
    Sysage Technology Co., Ltd.                             127,797     132,268
    Systex Corp.                                          1,007,801   1,917,713
#   T-Mac Techvest PCB Co., Ltd.                          1,603,000     618,169
    T3EX Global Holdings Corp.                              235,499     166,954
#   TA Chen Stainless Pipe                                9,303,912   5,345,566
*   Ta Chong Securities Co., Ltd.                           212,000      77,900
#*  Ta Ya Electric Wire & Cable                           7,029,329   1,555,178
#   TA-I Technology Co., Ltd.                             1,442,170   1,180,153
#   Tah Hsin Industrial Corp.                             1,477,900   1,241,117
    TAI Roun Products Co., Ltd.                              63,000      21,280
#*  Tai Tung Communication Co., Ltd.                        125,000     101,719
    Tai-Saw Technology Co., Ltd.                             37,000      24,574
    Taichung Commercial Bank Co., Ltd.                   33,735,157  11,620,170
    Taiflex Scientific Co., Ltd.                            589,960     866,719
#   Tainan Enterprises Co., Ltd.                          1,078,183     883,721
#   Tainan Spinning Co., Ltd.                            18,271,485   7,983,225
#*  Tainergy Tech Co., Ltd.                               2,172,000     884,749
    Taishin Financial Holding Co., Ltd.                 120,301,480  56,573,007
*   Taisun Enterprise Co., Ltd.                           1,776,410   1,232,560
#*  Taita Chemical Co., Ltd.                              2,317,864     806,716
#   Taiwan Business Bank                                 59,068,335  16,763,917
#   Taiwan Cement Corp.                                  49,441,440  57,301,230
    Taiwan Chinsan Electronic Industrial Co., Ltd.          114,000     196,615
#   Taiwan Cogeneration Corp.                             2,535,333   1,989,864
#   Taiwan Cooperative Financial Holding Co., Ltd.      104,287,904  56,988,464
    Taiwan Fertilizer Co., Ltd.                           5,159,000   7,005,433
    Taiwan Fire & Marine Insurance Co., Ltd.              1,280,000     807,601
    Taiwan FU Hsing Industrial Co., Ltd.                    583,000     712,132
#*  Taiwan Glass Industry Corp.                          12,731,982   6,515,221
    Taiwan Hon Chuan Enterprise Co., Ltd.                   525,932     950,978
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.        1,701,000     960,343
#   Taiwan Land Development Corp.                        10,104,322   3,513,500
    Taiwan Line Tek Electronic                              146,771     123,436
#*  Taiwan Mask Corp.                                     2,887,250   1,686,182
    Taiwan Navigation Co., Ltd.                           1,597,000     729,862
    Taiwan PCB Techvest Co., Ltd.                         3,813,946   3,729,294
#*  Taiwan Prosperity Chemical Corp.                        747,000     491,322
#*  Taiwan Pulp & Paper Corp.                             4,843,660   2,976,445
    Taiwan Sakura Corp.                                     293,177     353,147
    Taiwan Semiconductor Co., Ltd.                          129,000     174,691
    Taiwan Shin Kong Security Co., Ltd.                      23,000      28,906
    Taiwan Styrene Monomer                                3,118,647   2,152,705
    Taiwan Surface Mounting Technology Corp.              3,083,991   2,527,193
#   Taiwan TEA Corp.                                      8,595,092   4,610,621
    Taiwan Union Technology Corp.                         1,109,000   2,386,331
#   Taiyen Biotech Co., Ltd.                              1,939,217   1,926,581
#*  Tatung Co., Ltd.                                     30,477,342  12,815,130

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
    Te Chang Construction Co., Ltd.                          94,424 $    61,640
    Teco Electric and Machinery Co., Ltd.                27,208,725  25,624,216
#   Test Rite International Co., Ltd.                     1,118,266     825,830
*   Tex-Ray Industrial Co., Ltd.                            444,000     139,941
    Thinking Electronic Industrial Co., Ltd.                 22,000      68,596
    Ton Yi Industrial Corp.                               3,001,600   1,441,164
#   Tong-Tai Machine & Tool Co., Ltd.                     3,466,447   2,410,525
#   Topoint Technology Co., Ltd.                          2,365,288   1,832,840
#*  TPK Holding Co., Ltd.                                 3,375,000  11,332,352
    Tripod Technology Corp.                               2,937,000   9,588,227
#   TrueLight Corp.                                         169,000     205,711
    Tsann Kuen Enterprise Co., Ltd.                         134,000     112,472
#*  TSEC Corp.                                            1,079,000     367,963
    Tung Ho Steel Enterprise Corp.                       12,892,274  10,651,887
    TXC Corp.                                             1,169,000   1,689,977
    TYC Brother Industrial Co., Ltd.                        923,723     943,660
*   Tycoons Group Enterprise                              7,484,938   1,419,397
    Tyntek Corp.                                          3,017,097   1,303,159
    U-Ming Marine Transport Corp.                         1,121,000   1,165,359
    UDE Corp.                                               139,000     171,739
    Unimicron Technology Corp.                           23,602,363  15,347,674
#   Union Bank Of Taiwan                                 13,025,837   3,860,896
#   Unitech Computer Co., Ltd.                            1,632,739     959,147
#*  Unitech Printed Circuit Board Corp.                   7,109,281   2,530,839
#   United Microelectronics Corp.                       214,984,681  98,675,765
#   Unity Opto Technology Co., Ltd.                       2,924,000   1,098,559
    Univacco Technology, Inc.                                46,000      27,226
#   Universal Cement Corp.                                6,004,583   4,494,970
#*  Unizyx Holding Corp.                                  4,295,000   2,041,069
    UPC Technology Corp.                                 12,076,746   5,681,752
    USI Corp.                                             7,573,184   3,751,043
#   Usun Technology Co., Ltd.                               217,000     440,821
#   Ve Wong Corp.                                         1,616,806   1,314,496
    Victory New Materials, Ltd. Co.                         564,000     969,731
    Viking Tech Corp.                                        46,000      27,722
#*  Wafer Works Corp.                                     5,977,092   4,061,116
*   Wah Hong Industrial Corp.                               395,516     261,990
    Wah Lee Industrial Corp.                              2,043,000   3,417,047
    Walsin Lihwa Corp.                                   44,282,412  19,498,736
#   Walsin Technology Corp.                               6,426,267  11,505,104
#   Walton Advanced Engineering, Inc.                     4,325,853   1,881,766
    Wan Hai Lines, Ltd.                                   8,094,000   4,636,045
#   Waterland Financial Holdings Co., Ltd.               33,412,601  10,589,155
    Wei Mon Industry Co., Ltd.                            3,885,691      21,722
#   Weikeng Industrial Co., Ltd.                          2,190,072   1,196,930
#   Well Shin Technology Co., Ltd.                        1,009,080   1,662,605
    Wha Yu Industrial Co., Ltd.                             302,000     196,828
#   Winbond Electronics Corp.                            48,987,885  29,564,967
    Winstek Semiconductor Co., Ltd.                          31,000      24,250
    Wintek Corp.                                         20,783,484     236,155
#   Wisdom Marine Lines Co., Ltd.                         2,542,348   2,417,041
    Wistron Corp.                                        42,746,650  43,137,478
#   WPG Holdings, Ltd.                                    8,603,092  12,048,158

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
TAIWAN -- (Continued)
#   WT Microelectronics Co., Ltd.                      6,744,751 $    9,990,893
#*  WUS Printed Circuit Co., Ltd.                      3,987,928      2,337,815
#   Xxentria Technology Materials Corp.                   87,000        181,248
    Yageo Corp.                                        3,477,590     13,243,750
*   Yang Ming Marine Transport Corp.                   8,787,215      3,912,173
#   YC Co., Ltd.                                       5,461,978      2,270,622
#   YC INOX Co., Ltd.                                  4,764,833      3,929,006
    Yea Shin International Development Co., Ltd.         286,830        132,981
#   Yeong Guan Energy Technology Group Co., Ltd.         831,000      2,251,467
#*  YFY, Inc.                                         20,003,847      6,790,111
#   Yi Jinn Industrial Co., Ltd.                       2,990,142      1,089,476
#*  Yieh Phui Enterprise Co., Ltd.                    16,499,384      7,156,201
#*  Young Fast Optoelectronics Co., Ltd.               1,696,000        749,560
#*  Young Optics, Inc.                                    98,000        133,527
#   Youngtek Electronics Corp.                           943,047      1,442,959
    Yuanta Financial Holding Co., Ltd.               125,873,918     53,958,135
#   Yulon Motor Co., Ltd.                             12,352,572     10,792,421
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.     235,687        643,069
#   Zenitron Corp.                                     3,027,000      1,809,683
#   Zhen Ding Technology Holding, Ltd.                 3,478,000      8,090,622
#   Zig Sheng Industrial Co., Ltd.                     6,228,352      1,875,972
#   Zinwell Corp.                                      1,025,000      1,061,696
#   ZongTai Real Estate Development Co., Ltd.          1,050,844        617,729
                                                                 --------------
TOTAL TAIWAN                                                      3,138,505,796
                                                                 --------------
THAILAND -- (2.6%)
    AAPICO Hitech PCL(B013KZ2)                           123,300         86,334
    AAPICO Hitech PCL(B013L48)                           681,760        477,364
    AJ Plast PCL                                       1,441,800        580,594
    Amata Corp. PCL                                    2,978,590      1,405,312
    AP Thailand PCL                                   19,345,030      4,476,334
    Asia Aviation PCL                                  4,322,900        824,919
    Asia Plus Group Holdings PCL                       5,164,800        568,064
    Bangchak Corp. PCL                                 8,628,100      9,010,157
    Bangkok Airways PCL                                1,571,400        864,172
    Bangkok Bank PCL                                   1,662,000      8,965,156
    Bangkok Insurance PCL                                212,828      2,219,323
    Bangkok Land PCL                                 126,642,996      6,888,459
    Bangkok Ranch PCL                                    203,100         44,250
    Banpu PCL                                         18,451,650      9,038,267
    Cal-Comp Electronics Thailand PCL Class F         30,904,814      2,897,631
    Charoen Pokphand Foods PCL                        18,236,100     13,481,227
    Charoong Thai Wire & Cable PCL Class F             1,255,800        392,479
    Eastern Water Resources Development and
      Management PCL Class F                             829,100        318,918
*   G J Steel PCL                                     27,256,975        344,024
    Golden Land Property Development PCL                 502,200        111,679
    Hana Microelectronics PCL                          1,775,300      2,147,336
    ICC International PCL                              2,663,700      2,921,733
    IRPC PCL                                         101,386,200     16,757,294
    Jasmine International PCL                          2,160,700        486,988
    Kasikornbank PCL                                   1,258,200      7,278,515
    KGI Securities Thailand PCL                       10,808,900      1,292,787
    Khon Kaen Sugar Industry PCL                       8,160,054      1,083,871

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
    Kiatnakin Bank PCL                                   3,579,800 $  7,180,793
    Krung Thai Bank PCL                                 45,257,300   24,616,685
    Laguna Resorts & Hotels PCL                          1,022,500      821,958
    Lanna Resources PCL                                    846,100      302,574
    LH Financial Group PCL                              11,188,946      595,148
    LPN Development PCL                                  2,871,601    1,001,024
    MBK PCL                                                221,600       99,890
*   MCOT PCL                                             1,028,300      441,894
*   Millcon Steel PCL                                    2,482,900      130,575
    MK Real Estate Development PCL                       2,855,400      319,207
*   Nation Multimedia Group PCL                          2,644,800       49,277
*   Polyplex Thailand PCL                                3,626,425    1,373,130
*   Precious Shipping PCL                                7,910,150    2,210,701
    Property Perfect PCL                                36,884,900      953,256
    Pruksa Holding PCL                                     751,300      517,025
    PTT Exploration & Production PCL                    20,787,100   54,971,671
    PTT Global Chemical PCL                             16,380,541   35,565,462
    PTT PCL                                             17,224,150  200,831,524
    Quality Houses PCL                                  28,488,597    2,088,927
*   Regional Container Lines PCL                         5,188,300    1,301,889
*   Rojana Industrial Park PCL                           3,308,573      541,876
    Saha Pathana Inter-Holding PCL                       2,801,300    3,514,621
    Saha Pathanapibul PCL                                1,594,833    2,060,848
    Saha-Union PCL                                       2,685,500    3,328,982
    Sahaviriya Steel Industries PCL                     90,527,440       25,572
    Sansiri PCL                                         86,774,766    5,423,993
    SC Asset Corp PCL                                   31,512,253    3,068,222
    Siam Future Development PCL                          6,903,546    1,224,015
    Siamgas & Petrochemicals PCL                         6,249,500    2,854,639
    Somboon Advance Technology PCL                       2,976,600    1,449,098
    Sri Ayudhya Capital PCL                                 85,100       76,721
    Sri Trang Agro-Industry PCL                          6,352,700    2,348,150
    Srithai Superware PCL                               18,906,200    1,090,857
    Star Petroleum Refining PCL                            505,200      233,801
    STP & I PCL                                            892,700      177,056
*   Tata Steel Thailand PCL                             49,361,900    1,290,546
*   Thai Airways International PCL                      12,891,711    7,205,861
    Thai Oil PCL                                         8,447,700   21,768,824
    Thai Rayon PCL                                          58,700       74,088
    Thai Stanley Electric PCL                               43,100      269,403
    Thai Stanley Electric PCL Class F                      174,600    1,091,365
    Thai Wacoal PCL                                         85,000      122,609
    Thaicom PCL                                          3,147,300    1,475,452
    Thanachart Capital PCL                               7,344,100   10,538,391
    Thitikorn PCL                                        1,429,500      498,316
    Thoresen Thai Agencies PCL                           9,334,478    2,384,357
    Tisco Financial Group PCL                              333,900      740,015
    TMB Bank PCL                                        52,182,700    3,700,845
    TPI Polene PCL                                      68,159,640    4,629,116

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
    Vinythai PCL                                         6,403,517 $  4,021,862
                                                                   ------------
TOTAL THAILAND                                                      517,565,298
                                                                   ------------
TURKEY -- (1.6%)
    Adana Cimento Sanayii TAS Class A                      381,220      731,186
    Akbank TAS                                          13,569,147   40,366,704
#*  Akenerji Elektrik Uretim A.S.                        3,818,763    1,270,325
#   Alarko Holding A.S.                                  1,215,219    1,978,994
#   Albaraka Turk Katilim Bankasi A.S.                   3,428,318    1,403,740
    Anadolu Anonim Turk Sigorta Sirketi                  4,014,534    3,250,848
#   Anadolu Cam Sanayii A.S.                             4,470,310    3,050,830
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                 339,730    1,235,855
#*  Baticim Bati Anadolu Cimento Sanayii A.S.              406,172      950,113
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.         821,246    2,089,173
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.            20,911       56,574
#*  Dogan Sirketler Grubu Holding A.S.                  16,723,595    3,948,989
#   Eczacibasi Yatirim Holding Ortakligi A.S.              344,745    1,011,290
#   EIS Eczacibasi Ilac ve Sinai ve Finansal
      Yatirimlar Sanayi ve Ticaret A.S.                  1,908,942    2,605,588
#   Enka Insaat ve Sanayi A.S.                           1,200,956    1,884,503
#   Global Yatirim Holding A.S.                          2,120,952    1,827,104
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.          58,943       56,307
#*  GSD Holding AS                                       4,848,029    1,020,749
*   Ihlas Holding A.S.                                  13,046,597    2,265,693
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve
      Uretim A.S.                                        1,550,008    1,867,609
*   Is Finansal Kiralama A.S.                            2,407,547      855,691
    Is Yatirim Menkul Degerler A.S. Class A                515,160      254,948
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class A                                       2,244,930    1,423,980
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class B                                         163,542      110,695
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class D                                       8,730,378    5,015,405
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.       1,500,350    2,089,375
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.         3,616,994    1,347,115
*   NET Holding A.S.                                        13,395       11,760
#*  Park Elektrik Uretim Madencilik Sanayi ve
      Ticaret A.S.                                         702,352      756,716
#*  Pegasus Hava Tasimaciligi A.S.                         325,850    2,233,141
    Pinar Entegre Et ve Un Sanayi A.S.                     244,757      693,473
#   Pinar SUT Mamulleri Sanayii A.S.                        77,164      329,189
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.  2,043,136    1,719,387
#*  Sekerbank TAS                                        4,649,019    1,836,801
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.            2,235,420    2,471,003
    Trakya Cam Sanayii A.S.                              6,814,075    7,207,573
*   Turcas Petrol A.S.                                     195,565      122,347
*   Turk Hava Yollari AO                                 7,297,121   18,323,038
    Turkiye Garanti Bankasi A.S.                        14,090,688   42,197,177
    Turkiye Halk Bankasi A.S.                            6,898,361   29,596,514
#   Turkiye Is Bankasi Class C                          26,984,084   58,087,857
    Turkiye Sinai Kalkinma Bankasi A.S.                 11,719,466    5,099,146
    Turkiye Sise ve Cam Fabrikalari A.S.                13,163,038   16,839,237
    Turkiye Vakiflar Bankasi TAO Class D                 9,665,839   19,346,850
*   Vestel Elektronik Sanayi ve Ticaret A.S.                50,010      102,351
#*  Yapi ve Kredi Bankasi A.S.                           9,337,265   12,053,028

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                      SHARES        VALUE++
                                                    ----------- ---------------
TURKEY -- (Continued)
#*  Zorlu Enerji Elektrik Uretim A.S.                   833,803 $       348,588
                                                                ---------------
TOTAL TURKEY                                                        303,344,559
                                                                ---------------
TOTAL COMMON STOCKS                                              18,429,844,483
                                                                ---------------
PREFERRED STOCKS -- (3.2%)

BRAZIL -- (3.1%)
    Banco ABC Brasil SA                               1,533,423       8,049,813
    Banco do Estado do Rio Grande do Sul SA Class B   2,116,568       9,930,056
*   Banco Pan SA                                      1,793,392       1,081,206
*   Banco Pine SA                                       427,430         420,803
*   Cia Brasileira de Distribuicao                    1,458,456      33,908,336
    Cia Ferro Ligas da Bahia - FERBASA                  972,034       3,802,913
    Eucatex SA Industria e Comercio                     353,288         318,354
    Marcopolo SA                                      4,407,645       4,607,861
*   Petroleo Brasileiro SA                           12,478,190      53,180,414
*   Petroleo Brasileiro SA Sponsored ADR             17,627,348     149,832,458
    Randon SA Implementos e Participacoes             2,784,800       4,759,884
    Suzano Papel e Celulose SA Class A                6,244,756      28,076,219
    Unipar Carbocloro SA Class B                        925,874       2,704,863
*   Usinas Siderurgicas de Minas Gerais SA Class A    6,053,666      10,036,543
    Vale SA                                          22,261,444     208,240,358
    Vale SA Sponsored ADR                             9,983,102      93,741,328
                                                                ---------------
TOTAL BRAZIL                                                        612,691,409
                                                                ---------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA                               1,155,294       1,021,379
    Grupo Argos SA                                      297,037       1,941,695
    Grupo de Inversiones Suramericana SA              1,042,360      14,409,469
                                                                ---------------
TOTAL COLOMBIA                                                       17,372,543
                                                                ---------------
INDIA -- (0.0%)
    Vedanta, Ltd.                                   332,631,799       4,186,983
                                                                ---------------
TOTAL PREFERRED STOCKS                                              634,250,935
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 08/03/17                  53,993          51,875
*   Brasil Brokers Participacoes SA Rights 07/31/17     447,424           1,435

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES       VALUE++
                                                     ---------- ---------------
BRAZIL -- (Continued)
*     Iochpe Maxion SA Warrants 06/03/19                 35,327 $        77,035
                                                                ---------------
TOTAL BRAZIL                                                            130,345
                                                                ---------------
CHILE -- (0.0%)
*     Grupo Security SA Rights 08/24/17                 174,682           6,855
                                                                ---------------
INDIA -- (0.0%)
*     Intellect Design Arena, Ltd. Rights 08/09/17       95,697          36,025
                                                                ---------------
POLAND -- (0.0%)
*     Hawe SA Rights 09/30/15                           952,876              --
                                                                ---------------
SOUTH KOREA -- (0.0%)
*     Ssangyong Cement Industrial Co., Ltd. Rights
        08/21/17                                         21,575          20,244
                                                                ---------------
TAIWAN -- (0.0%)
*     Long Chen Paper Co., Ltd. Rights 08/14/17         189,740          28,277
                                                                ---------------
THAILAND -- (0.0%)
*     MILL W4 Warrants 07/11/22                         248,290              --
                                                                ---------------
TURKEY -- (0.0%)
*     Boyner Perakende Ve Tekstil Yatirimlari A.S.
        Rights 09/11/17                                  26,103         221,916
                                                                ---------------
TOTAL RIGHTS/WARRANTS                                                   443,662
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                      19,064,539,080
                                                                ---------------

                                                                    VALUE+
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (3.2%)
(S)@  DFA Short Term Investment Fund                 54,211,510     627,335,593
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $17,460,552,627)^^                                            $19,691,874,673
                                                                ===============

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                     ----------------------------------------------------------
                        LEVEL 1         LEVEL 2       LEVEL 3        TOTAL
                     -------------- --------------- ----------- ---------------

Common Stocks
   Brazil            $  846,016,081              --          -- $   846,016,081
   Chile                279,103,690              --          --     279,103,690
   China                256,296,709 $ 2,990,914,104          --   3,247,210,813
   Colombia              41,713,108              --          --      41,713,108
   Czech Republic                --      49,514,655          --      49,514,655
   Greece                        --       5,925,781          --       5,925,781
   Hong Kong                     --         485,482          --         485,482
   Hungary                       --      85,014,572          --      85,014,572
   India                176,978,905   2,340,004,924          --   2,516,983,829
   Indonesia              2,141,162     547,314,279          --     549,455,441
   Malaysia                      --     578,995,306          --     578,995,306
   Mexico               884,589,791              --          --     884,589,791
   Philippines                   --     199,812,608          --     199,812,608
   Poland                        --     322,825,726          --     322,825,726
   Russia                59,423,172     237,388,744          --     296,811,916
   South Africa         141,434,270   1,153,980,002          --   1,295,414,272
   South Korea          411,770,196   2,858,785,563          --   3,270,555,759
   Taiwan                38,203,058   3,100,302,738          --   3,138,505,796
   Thailand             517,539,726          25,572          --     517,565,298
   Turkey                        --     303,344,559          --     303,344,559
Preferred Stocks
   Brazil               612,691,409              --          --     612,691,409
   Colombia              17,372,543              --          --      17,372,543
   India                         --       4,186,983          --       4,186,983
Rights/Warrants
   Brazil                        --         130,345          --         130,345
   Chile                         --           6,855          --           6,855
   India                         --          36,025          --          36,025
   South Korea                   --          20,244          --          20,244
   Taiwan                        --          28,277          --          28,277
   Turkey                        --         221,916          --         221,916
Securities Lending
  Collateral                     --     627,335,593          --     627,335,593
Futures Contracts**       3,540,435              --          --       3,540,435
                     -------------- --------------- ----------- ---------------
TOTAL                $4,288,814,255 $15,406,600,853          -- $19,695,415,108
                     ============== =============== =========== ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION

Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2017, Dimensional Emerging Markets Value Fund had significant transfers of securities with a total value of $205,458 (in thousands), that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

FINANCIAL INSTRUMENTS

In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Fund:

2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At July 31, 2017, the Fund had outstanding futures contracts (dollar amounts in thousands):

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                          UNREALIZED
                            EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
              DESCRIPTION      DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
Dimensional   Mini MSCI
  Emerging      Emerging
  Markets       Markets
  Value Fund    Index (R)    09/15/17      650   $ 34,596 $    2,007 $    3,380
Dimensional   S&P 500
  Emerging      Emini
  Markets       Index(R)
  Value Fund                 09/15/17    1,110    136,974      1,533      2,582
                                                 -------- ---------- ----------
                                                 $171,570 $    3,540 $    5,962
                                                 -------- ---------- ----------

FEDERAL TAX COST

At July 31, 2017, the total cost of securities for federal income tax purposes was $17,460,552,628, for the Dimensional Emerging Markets Value Fund.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

    (a) Separate certifications for the co-principal executive officers and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:  /s/ David P. Butler
     ------------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: September 27, 2017

By:  /s/ Gerard K. O'Reilly
     ------------------------------------
     Gerard K. O'Reilly
     Co-Chief Executive Officer and
     Chief Investment Officer

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David P. Butler
     ---------------------------------------
     David P. Butler
     Co-Principal Executive Officer
     Dimensional Emerging Markets Value Fund

Date: September 27, 2017

By:  /s/ Gerard K. O'Reilly
     ---------------------------------------
     Gerard K. O'Reilly
     Co-Principal Executive Officer
     Dimensional Emerging Markets Value Fund

Date: September 27, 2017

By:  /s/ Gregory K. Hinkle
     ---------------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     Dimensional Emerging Markets Value Fund

Date: September 27, 2017